UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2014
Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2014

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
United States Treasury Bill	0.053%–0.105%	6/5/14	1,010,000	1,009,992
United States Treasury Bill	0.053%–0.098%	6/12/14	940,000	939,983
United States Treasury Bill	0.052%	6/19/14	830,000	829,979
United States Treasury Bill	0.055%–0.087%	6/26/14	900,000	899,963
United States Treasury Bill	0.046%	7/3/14	745,000	744,970
United States Treasury Bill	0.030%–0.088%	7/10/14	1,201,000	1,200,942
United States Treasury Bill	0.033%	7/17/14	79,000	78,997
United States Treasury Bill	0.030%	7/24/14	150,000	149,993
United States Treasury Bill	0.020%	7/31/14	770,000	769,974
United States Treasury Bill	0.027%	8/7/14	790,000	789,960
United States Treasury Bill	0.030%–0.031%	8/14/14	1,055,000	1,054,933
United States Treasury Bill	0.028%	8/21/14	735,000	734,955
United States Treasury Bill	0.033%	8/28/14	635,000	634,949
United States Treasury Note/Bond	0.250%	6/30/14	500,368	500,435
United States Treasury Note/Bond	2.375%	8/31/14	208,000	209,168
United States Treasury Note/Bond	0.250%	9/30/14	50,000	50,025
Total U.S. Government and Agency Obligations (Cost $10,599,218)				10,599,218
Total Investments (99.6%) (Cost $10,599,218)				10,599,218
Other Assets and Liabilities-Net (0.4%)				37,535
Net Assets (100%)				10,636,753

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (7.0%)
Ford Motor Co.	86,284	1,418
Walt Disney Co.	11,764	988
General Motors Co.	28,521	986
McDonald's Corp.	9,313	945
Home Depot Inc.	10,784	865
Target Corp.	13,829	785
Twenty-First Century Fox Inc. Class A	19,108	677
Time Warner Inc.	8,789	614
Macy's Inc.	8,062	483
Lowe's Cos. Inc.	9,153	431
Carnival Corp.	9,588	384
Yum! Brands Inc.	3,876	300
Whirlpool Corp.	1,695	243
Kohl's Corp.	4,397	239
Delphi Automotive plc	3,356	232
Dollar General Corp.	3,482	187
Genuine Parts Co.	1,884	163
Staples Inc.	14,210	160
DR Horton Inc.	6,230	147
PulteGroup Inc.	7,503	147
Darden Restaurants Inc.	2,872	144
Gannett Co. Inc.	4,964	138
Marriott International Inc. Class A	2,032	125
Family Dollar Stores Inc.	2,097	123
Mattel Inc.	3,055	119
L Brands Inc.	1,919	110
Leggett & Platt Inc.	3,060	104
Nordstrom Inc.	1,472	100
Coach Inc.	2,433	99
CarMax Inc.	2,145	95
Garmin Ltd.	1,560	92
PVH Corp.	659	87
Newell Rubbermaid Inc.	2,916	85
Lennar Corp. Class A	2,078	85
Best Buy Co. Inc.	3,044	84
Cablevision Systems Corp. Class A	4,663	82
Gap Inc.	1,971	81
AutoNation Inc.	1,395	80
Ralph Lauren Corp. Class A	518	79
Expedia Inc.	919	67
PetSmart Inc.	1,112	64
H&R Block Inc.	2,036	61
Hasbro Inc.	1,120	60
GameStop Corp. Class A	1,343	51
Urban Outfitters Inc.	869	29
International Game Technology	1,889	24
		12,662

Consumer Staples (11.1%)
Wal-Mart Stores Inc.	35,397	2,717
Procter & Gamble Co.	29,068	2,348
CVS Caremark Corp.	25,870	2,026
Mondelez International Inc. Class A	37,215	1,400
Philip Morris International Inc.	15,260	1,351
PepsiCo Inc.	13,990	1,236
Coca-Cola Co.	28,186	1,153
Costco Wholesale Corp.	9,621	1,116
Altria Group Inc.	20,493	852
Walgreen Co.	10,136	729
Archer-Daniels-Midland Co.	14,404	647
Kroger Co.	11,301	540
Colgate-Palmolive Co.	7,449	510
Sysco Corp.	12,799	480
Kimberly-Clark Corp.	3,404	382
General Mills Inc.	6,149	338
ConAgra Foods Inc.	9,198	297
Tyson Foods Inc. Class A	5,884	250
Molson Coors Brewing Co. Class B	3,464	228
Reynolds American Inc.	3,410	203
Kellogg Co.	2,697	186
Brown-Forman Corp. Class B	1,453	135
Dr Pepper Snapple Group Inc.	2,244	129
JM Smucker Co.	1,225	126
Whole Foods Market Inc.	3,093	118
Clorox Co.	1,194	107
McCormick & Co. Inc.	1,376	100
Campbell Soup Co.	2,065	95
Avon Products Inc.	5,590	80
Hormel Foods Corp.	1,111	55
		19,934
Energy (15.4%)
Exxon Mobil Corp.	94,541	9,504
Chevron Corp.	41,768	5,129
ConocoPhillips	26,826	2,144
Phillips 66	12,857	1,090
Occidental Petroleum Corp.	9,390	936
Apache Corp.	8,637	805
Baker Hughes Inc.	9,566	675
Valero Energy Corp.	11,650	653
Devon Energy Corp.	8,378	619
Marathon Oil Corp.	15,248	559
Hess Corp.	5,979	546
Anadarko Petroleum Corp.	5,180	533
National Oilwell Varco Inc.	4,782	391
Williams Cos. Inc.	8,236	387
Marathon Petroleum Corp.	3,610	323
Transocean Ltd.	7,425	315
Spectra Energy Corp.	7,771	315
ONEOK Inc.	4,547	293
* Cameron International Corp.	4,467	286
Ensco plc Class A	5,110	269
Murphy Oil Corp.	3,766	232
CONSOL Energy Inc.	5,014	221
Noble Corp. plc	5,560	175
Tesoro Corp.	2,890	162

Chesapeake Energy Corp.	5,639	162
* Southwestern Energy Co.	3,321	151
Nabors Industries Ltd.	5,709	150
Denbury Resources Inc.	7,789	132
QEP Resources Inc.	3,915	125
Peabody Energy Corp.	5,913	96
Rowan Cos. plc Class A	2,720	84
Diamond Offshore Drilling Inc.	1,523	78
* Newfield Exploration Co.	1,194	44
		27,584
Financials (23.2%)
Wells Fargo & Co.	104,759	5,320
* Berkshire Hathaway Inc. Class B	39,386	5,055
JPMorgan Chase & Co.	82,850	4,604
Bank of America Corp.	231,212	3,500
American International Group Inc.	32,032	1,732
Citigroup Inc.	35,874	1,706
Goldman Sachs Group Inc.	9,212	1,472
MetLife Inc.	24,581	1,252
PNC Financial Services Group Inc.	11,685	996
Capital One Financial Corp.	12,532	989
Morgan Stanley	30,690	947
Bank of New York Mellon Corp.	24,833	858
US Bancorp	18,741	791
ACE Ltd.	7,366	764
Travelers Cos. Inc.	7,709	720
Aflac Inc.	9,972	611
BB&T Corp.	15,553	590
Allstate Corp.	9,782	570
Chubb Corp.	5,374	498
CME Group Inc.	6,904	497
Simon Property Group Inc.	2,888	481
SunTrust Banks Inc.	11,699	448
HCP Inc.	10,002	417
Weyerhaeuser Co.	12,789	402
M&T Bank Corp.	2,867	348
Hartford Financial Services Group Inc.	9,765	338
Progressive Corp.	11,982	300
Northern Trust Corp.	4,881	295
Loews Corp.	6,696	289
State Street Corp.	4,342	283
Equity Residential	3,967	245
Public Storage	1,360	234
AvalonBay Communities Inc.	1,570	223
Ventas Inc.	3,284	219
Marsh & McLennan Cos. Inc.	4,079	205
Boston Properties Inc.	1,674	202
McGraw Hill Financial Inc.	2,427	198
XL Group plc Class A	6,038	196
Unum Group	5,682	193
Vornado Realty Trust	1,790	192
Prologis Inc.	4,473	186
* Genworth Financial Inc. Class A	10,816	184
Regions Financial Corp.	15,510	158
Cincinnati Financial Corp.	3,220	158
General Growth Properties Inc.	6,502	155
Lincoln National Corp.	3,174	152

Principal Financial Group Inc.	2,826	132
Host Hotels & Resorts Inc.	5,785	128
Health Care REIT Inc.	1,961	124
Kimco Realty Corp.	4,921	113
Legg Mason Inc.	2,307	113
Assurant Inc.	1,568	106
Essex Property Trust Inc.	578	105
Hudson City Bancorp Inc.	10,406	102
NASDAQ OMX Group Inc.	2,549	97
Leucadia National Corp.	3,700	95
* Navient Corp.	5,509	87
Plum Creek Timber Co. Inc.	1,667	75
* CBRE Group Inc. Class A	1,948	58
Zions Bancorporation	2,024	58
Apartment Investment & Management Co. Class A	1,652	52
* E*TRADE Financial Corp.	2,518	51
People's United Financial Inc.	3,439	49
		41,718
Health Care (10.6%)
Johnson & Johnson	25,376	2,575
Pfizer Inc.	71,221	2,110
Merck & Co. Inc.	34,098	1,973
UnitedHealth Group Inc.	21,642	1,723
Abbott Laboratories	33,760	1,351
Eli Lilly & Co.	21,558	1,291
* Express Scripts Holding Co.	16,978	1,213
WellPoint Inc.	6,180	670
Bristol-Myers Squibb Co.	12,590	626
Aetna Inc.	7,936	615
Medtronic Inc.	9,416	575
McKesson Corp.	2,820	535
Cardinal Health Inc.	7,503	530
Baxter International Inc.	5,824	433
Humana Inc.	3,370	419
Covidien plc	5,128	375
* Forest Laboratories Inc.	2,502	237
AmerisourceBergen Corp. Class A	2,709	198
Quest Diagnostics Inc.	3,163	189
Agilent Technologies Inc.	2,335	133
Zimmer Holdings Inc.	1,260	132
* Intuitive Surgical Inc.	309	114
* CareFusion Corp.	2,655	114
Zoetis Inc.	3,712	114
* DaVita HealthCare Partners Inc.	1,469	104
* Hospira Inc.	1,961	96
* Laboratory Corp. of America Holdings	896	92
* Edwards Lifesciences Corp.	1,092	89
* Waters Corp.	743	74
* Varian Medical Systems Inc.	869	72
Patterson Cos. Inc.	1,815	71
DENTSPLY International Inc.	1,393	66
* Tenet Healthcare Corp.	1,310	62
PerkinElmer Inc.	1,162	52
		19,023
Industrials (9.3%)
General Electric Co.	219,506	5,881

Caterpillar Inc.	13,955	1,427
United Technologies Corp.	8,106	942
Deere & Co.	8,089	737
Honeywell International Inc.	5,833	543
FedEx Corp.	3,161	456
General Dynamics Corp.	3,841	454
Eaton Corp. plc	5,928	437
Emerson Electric Co.	5,845	390
Lockheed Martin Corp.	2,305	377
Raytheon Co.	3,441	336
Illinois Tool Works Inc.	3,849	333
Northrop Grumman Corp.	2,703	329
Stanley Black & Decker Inc.	3,405	298
Fluor Corp.	3,507	263
CSX Corp.	7,939	233
L-3 Communications Holdings Inc.	1,881	228
Republic Services Inc. Class A	5,918	210
Tyco International Ltd.	4,724	206
Cummins Inc.	1,292	198
CH Robinson Worldwide Inc.	3,246	194
Waste Management Inc.	4,247	190
Parker Hannifin Corp.	1,339	168
* Jacobs Engineering Group Inc.	2,882	159
Ingersoll-Rand plc	2,489	149
Nielsen NV	2,798	135
ADT Corp.	4,010	129
Roper Industries Inc.	891	126
Pentair Ltd.	1,686	126
Joy Global Inc.	2,192	125
Expeditors International of Washington Inc.	2,404	109
Rockwell Collins Inc.	1,327	105
* Quanta Services Inc.	2,988	101
Ryder System Inc.	1,166	101
Dover Corp.	1,116	97
Pall Corp.	814	69
Snap-on Inc.	558	65
Iron Mountain Inc.	2,090	65
Allegion plc	1,158	61
Xylem Inc.	1,616	60
Masco Corp.	2,794	60
		16,672
Information Technology (9.8%)
Intel Corp.	108,779	2,972
Cisco Systems Inc.	112,701	2,775
International Business Machines Corp.	11,779	2,172
Oracle Corp.	34,852	1,465
Hewlett-Packard Co.	41,462	1,389
EMC Corp.	44,317	1,177
Corning Inc.	28,628	610
Accenture plc Class A	6,132	499
Texas Instruments Inc.	9,489	446
* eBay Inc.	8,413	427
Broadcom Corp. Class A	12,077	385
Xerox Corp.	24,379	301
* Juniper Networks Inc.	10,357	253
Applied Materials Inc.	11,652	235
TE Connectivity Ltd.	3,681	219

Computer Sciences Corp.	3,183	200
Motorola Solutions Inc.	2,960	200
Analog Devices Inc.	3,624	190
Avago Technologies Ltd. Class A	2,241	158
Symantec Corp.	6,968	153
Altera Corp.	4,100	136
Xilinx Inc.	2,629	123
NVIDIA Corp.	6,310	120
* Lam Research Corp.	1,772	110
Linear Technology Corp.	2,213	102
Paychex Inc.	2,343	96
Harris Corp.	1,235	95
NetApp Inc.	2,307	85
* Citrix Systems Inc.	1,359	84
Jabil Circuit Inc.	4,091	77
Western Union Co.	4,447	72
* Teradata Corp.	1,699	71
CA Inc.	2,402	69
* F5 Networks Inc.	562	61
FLIR Systems Inc.	1,045	37
		17,564
Materials (3.5%)
Dow Chemical Co.	26,600	1,386
Freeport-McMoRan Copper & Gold Inc.	22,719	774
EI du Pont de Nemours & Co.	8,722	605
International Paper Co.	9,601	457
Mosaic Co.	7,418	371
Nucor Corp.	6,966	353
Praxair Inc.	2,638	349
Alcoa Inc.	25,622	349
Newmont Mining Corp.	10,894	249
Air Products & Chemicals Inc.	1,992	239
MeadWestvaco Corp.	3,820	155
CF Industries Holdings Inc.	477	116
Sigma-Aldrich Corp.	1,147	113
Avery Dennison Corp.	2,099	106
Vulcan Materials Co.	1,624	99
Allegheny Technologies Inc.	2,362	97
Ball Corp.	1,600	97
Bemis Co. Inc.	2,233	92
United States Steel Corp.	3,167	73
International Flavors & Fragrances Inc.	727	72
Airgas Inc.	537	57
* Owens-Illinois Inc.	1,504	50
		6,259
Telecommunication Services (3.9%)
AT&T Inc.	113,916	4,041
Verizon Communications Inc.	43,488	2,173
CenturyLink Inc.	12,645	476
Frontier Communications Corp.	21,825	126
Windstream Holdings Inc.	13,040	125
		6,941
Utilities (6.1%)
Duke Energy Corp.	15,456	1,099
NextEra Energy Inc.	9,526	927
Southern Co.	19,427	851

Exelon Corp.	18,760	691
American Electric Power Co. Inc.	10,672	569
Sempra Energy	4,973	499
PPL Corp.	13,800	484
PG&E Corp.	10,013	459
Dominion Resources Inc.	6,361	439
Public Service Enterprise Group Inc.	11,075	431
Edison International	7,129	393
Consolidated Edison Inc.	6,409	353
Xcel Energy Inc.	10,903	335
Northeast Utilities	6,901	313
FirstEnergy Corp.	9,162	310
DTE Energy Co.	3,875	295
Entergy Corp.	3,907	295
NiSource Inc.	6,866	257
NRG Energy Inc.	7,115	254
CenterPoint Energy Inc.	9,382	226
Wisconsin Energy Corp.	4,946	225
Ameren Corp.	5,309	209
AES Corp.	14,413	203
CMS Energy Corp.	5,825	173
SCANA Corp.	3,089	161
Pepco Holdings Inc.	5,469	152
AGL Resources Inc.	2,603	139
Pinnacle West Capital Corp.	2,411	134
Integrys Energy Group Inc.	1,748	101
TECO Energy Inc.	4,485	77
		11,054
Total Investments (99.9%) (Cost $155,326)		179,411
Other Assets and Liabilities-Net (0.1%)		116
Net Assets (100%)		179,527

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

S&P 500 Value Index Fund

C. At May 31, 2014, the cost of investment securities for tax purposes was $155,326,000. Net unrealized appreciation of investment securities for tax purposes was $24,085,000, consisting of unrealized gains of $24,928,000 on securities that had risen in value since their purchase and $843,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.4%)
Comcast Corp. Class A	78,087	4,076
* Amazon.com Inc.	11,145	3,483
Walt Disney Co.	32,706	2,748
Home Depot Inc.	27,422	2,200
* Priceline Group Inc.	1,563	1,998
McDonald's Corp.	16,904	1,715
NIKE Inc. Class B	22,283	1,714
Starbucks Corp.	22,646	1,659
Time Warner Cable Inc.	8,312	1,173
* DIRECTV	14,195	1,170
TJX Cos. Inc.	21,306	1,160
Twenty-First Century Fox Inc. Class A	31,979	1,132
Time Warner Inc.	14,709	1,027
Viacom Inc. Class B	11,939	1,019
CBS Corp. Class B	16,532	985
Johnson Controls Inc.	19,893	962
Lowe's Cos. Inc.	18,799	885
* Netflix Inc.	1,792	749
VF Corp.	10,555	665
Yum! Brands Inc.	7,962	616
Omnicom Group Inc.	7,736	550
* AutoZone Inc.	1,009	537
Wynn Resorts Ltd.	2,424	521
* Discovery Communications Inc. Class A	6,665	513
* Chipotle Mexican Grill Inc. Class A	929	508
* Michael Kors Holdings Ltd.	5,375	507
* O'Reilly Automotive Inc.	3,187	471
Harley-Davidson Inc.	6,593	470
Starwood Hotels & Resorts Worldwide Inc.	5,744	459
Ross Stores Inc.	6,439	441
BorgWarner Inc.	6,823	429
* Bed Bath & Beyond Inc.	6,379	388
* Dollar Tree Inc.	6,235	331
Tiffany & Co.	3,296	328
* TripAdvisor Inc.	3,324	323
Wyndham Worldwide Corp.	3,839	284
Tractor Supply Co.	4,176	272
L Brands Inc.	4,668	268
Delphi Automotive plc	3,760	260
* News Corp. Class A	14,891	254
Scripps Networks Interactive Inc. Class A	3,282	251
* Mohawk Industries Inc.	1,830	248
* Under Armour Inc. Class A	4,820	245
Interpublic Group of Cos. Inc.	12,691	243
Marriott International Inc. Class A	3,843	237
Mattel Inc.	6,011	233
* Dollar General Corp.	4,054	218
Goodyear Tire & Rubber Co.	8,258	218
Gap Inc.	5,236	216

Harman International Industries Inc.	2,031	213
Coach Inc.	4,991	203
PVH Corp.	1,541	203
Genuine Parts Co.	2,036	176
* CarMax Inc.	3,750	166
Ralph Lauren Corp. Class A	1,066	164
H&R Block Inc.	5,422	161
Nordstrom Inc.	2,271	155
* Fossil Group Inc.	1,438	151
Expedia Inc.	1,816	133
Newell Rubbermaid Inc.	4,336	127
Best Buy Co. Inc.	4,013	111
Hasbro Inc.	1,956	105
Lennar Corp. Class A	2,428	99
Garmin Ltd.	1,555	92
PetSmart Inc.	1,581	91
Graham Holdings Co. Class B	130	88
* Urban Outfitters Inc.	1,861	62
GameStop Corp. Class A	1,645	62
International Game Technology	4,851	61
		43,982
Consumer Staples (8.5%)
Procter & Gamble Co.	41,427	3,347
Coca-Cola Co.	74,918	3,065
Philip Morris International Inc.	26,594	2,355
PepsiCo Inc.	26,454	2,337
Altria Group Inc.	31,642	1,315
Colgate-Palmolive Co.	15,954	1,091
Kraft Foods Group Inc.	17,865	1,062
Walgreen Co.	12,309	885
Kimberly-Clark Corp.	6,706	753
Lorillard Inc.	10,853	675
Estee Lauder Cos. Inc. Class A	7,659	587
General Mills Inc.	10,291	565
Mead Johnson Nutrition Co.	6,041	540
Hershey Co.	4,493	437
Keurig Green Mountain Inc.	3,873	437
* Constellation Brands Inc. Class A	5,012	422
Coca-Cola Enterprises Inc.	7,120	325
* Monster Beverage Corp.	4,050	281
Reynolds American Inc.	4,665	278
Kellogg Co.	3,999	276
Brown-Forman Corp. Class B	2,866	266
Whole Foods Market Inc.	6,902	264
Safeway Inc.	6,892	237
Clorox Co.	2,256	202
Dr Pepper Snapple Group Inc.	2,831	163
McCormick & Co. Inc.	2,053	148
JM Smucker Co.	1,428	147
Hormel Foods Corp.	2,502	123
Campbell Soup Co.	2,529	116
Avon Products Inc.	5,334	76
		22,775
Energy (6.0%)
Schlumberger Ltd.	39,165	4,075
EOG Resources Inc.	16,365	1,732

Halliburton Co.	25,491	1,648
Occidental Petroleum Corp.	10,953	1,092
Pioneer Natural Resources Co.	4,282	900
Anadarko Petroleum Corp.	7,999	823
Noble Energy Inc.	10,782	777
Kinder Morgan Inc.	20,070	670
National Oilwell Varco Inc.	6,291	515
EQT Corp.	4,521	483
Cabot Oil & Gas Corp.	12,637	458
Range Resources Corp.	4,899	455
Williams Cos. Inc.	9,227	433
* FMC Technologies Inc.	7,078	411
Spectra Energy Corp.	9,437	383
Helmerich & Payne Inc.	3,219	354
Marathon Petroleum Corp.	3,884	347
* Southwestern Energy Co.	6,021	274
Chesapeake Energy Corp.	7,426	213
* Newfield Exploration Co.	2,451	89
		16,132
Financials (9.3%)
American Express Co.	27,376	2,505
Citigroup Inc.	41,845	1,990
US Bancorp	28,938	1,221
BlackRock Inc.	3,764	1,148
Prudential Financial Inc.	13,871	1,140
American Tower Corporation	11,834	1,061
Simon Property Group Inc.	5,461	909
Charles Schwab Corp.	35,012	883
Discover Financial Services	14,107	834
Aon plc	9,021	811
Crown Castle International Corp.	10,008	768
IntercontinentalExchange Group Inc.	3,444	676
Franklin Resources Inc.	12,096	668
Ameriprise Financial Inc.	5,719	644
T. Rowe Price Group Inc.	7,852	640
Marsh & McLennan Cos. Inc.	10,837	545
Fifth Third Bancorp	25,508	528
Moody's Corp.	5,634	482
Invesco Ltd.	12,977	476
State Street Corp.	6,982	456
Public Storage	2,469	426
McGraw Hill Financial Inc.	4,790	392
Health Care REIT Inc.	5,988	379
Prologis Inc.	8,831	366
KeyCorp	26,645	365
Host Hotels & Resorts Inc.	14,736	325
Vornado Realty Trust	2,762	296
Ventas Inc.	4,314	288
Equity Residential	4,628	286
Macerich Co.	4,204	278
Boston Properties Inc.	2,290	276
Comerica Inc.	5,455	262
Huntington Bancshares Inc.	24,902	231
Regions Financial Corp.	21,268	217
Torchmark Corp.	2,649	214
AvalonBay Communities Inc.	1,494	212
Principal Financial Group Inc.	4,364	204

Essex Property Trust Inc.	1,052	190
Lincoln National Corp.	3,555	170
* CBRE Group Inc. Class A	5,678	169
General Growth Properties Inc.	6,703	160
Plum Creek Timber Co. Inc.	3,022	136
Kimco Realty Corp.	5,523	126
Leucadia National Corp.	4,318	111
* E*TRADE Financial Corp.	5,167	105
* Navient Corp.	5,257	83
Zions Bancorporation	2,772	79
People's United Financial Inc.	4,636	67
Apartment Investment & Management Co. Class A	2,100	66
		24,864
Health Care (15.7%)
Johnson & Johnson	50,002	5,073
* Gilead Sciences Inc.	46,083	3,742
Pfizer Inc.	93,697	2,776
Amgen Inc.	22,619	2,624
AbbVie Inc.	47,589	2,586
Merck & Co. Inc.	41,405	2,396
* Biogen Idec Inc.	7,082	2,262
* Celgene Corp.	12,164	1,861
Bristol-Myers Squibb Co.	32,014	1,592
Allergan Inc.	8,942	1,497
Thermo Fisher Scientific Inc.	11,738	1,372
* Actavis plc	5,219	1,104
Medtronic Inc.	17,090	1,043
* Alexion Pharmaceuticals Inc.	5,927	986
Stryker Corp.	8,830	746
Cigna Corp.	8,196	736
* Regeneron Pharmaceuticals Inc.	2,358	724
Becton Dickinson and Co.	5,783	681
Baxter International Inc.	8,300	618
McKesson Corp.	3,034	575
* Mylan Inc.	11,156	556
Perrigo Co. plc	4,007	554
St. Jude Medical Inc.	8,502	552
* Vertex Pharmaceuticals Inc.	7,057	510
* Boston Scientific Corp.	39,670	509
* Cerner Corp.	8,853	479
Covidien plc	6,485	474
Agilent Technologies Inc.	6,786	386
* Forest Laboratories Inc.	3,712	352
Zimmer Holdings Inc.	3,348	349
CR Bard Inc.	2,323	344
Zoetis Inc.	9,887	304
* Intuitive Surgical Inc.	721	267
* DaVita HealthCare Partners Inc.	3,287	232
AmerisourceBergen Corp. Class A	3,163	231
* Varian Medical Systems Inc.	1,918	158
* Waters Corp.	1,532	153
* Edwards Lifesciences Corp.	1,731	141
* Laboratory Corp. of America Holdings	1,326	136
* Hospira Inc.	2,286	112
* CareFusion Corp.	2,615	112
DENTSPLY International Inc.	2,350	111
PerkinElmer Inc.	1,789	80

* Tenet Healthcare Corp.	1,165	55
		42,151
Industrials (12.0%)
Boeing Co.	20,490	2,771
Union Pacific Corp.	13,633	2,717
3M Co.	18,861	2,689
United Parcel Service Inc. Class B	21,290	2,212
United Technologies Corp.	14,126	1,642
Honeywell International Inc.	15,504	1,444
Danaher Corp.	17,996	1,411
Precision Castparts Corp.	4,351	1,101
Delta Air Lines Inc.	25,446	1,015
Norfolk Southern Corp.	9,279	935
Emerson Electric Co.	13,058	871
Lockheed Martin Corp.	4,935	808
PACCAR Inc.	10,615	672
FedEx Corp.	3,995	576
CSX Corp.	19,319	568
Illinois Tool Works Inc.	6,451	558
Southwest Airlines Co.	21,031	556
General Dynamics Corp.	4,480	529
Cummins Inc.	3,433	525
Rockwell Automation Inc.	4,158	503
WW Grainger Inc.	1,835	474
Raytheon Co.	4,711	460
Eaton Corp. plc	6,117	451
Fastenal Co.	8,180	399
AMETEK Inc.	7,342	390
Kansas City Southern	3,303	355
Northrop Grumman Corp.	2,792	339
Textron Inc.	8,455	332
Parker Hannifin Corp.	2,636	330
Tyco International Ltd.	7,309	319
Waste Management Inc.	7,123	318
Dover Corp.	3,566	311
Flowserve Corp.	4,122	304
* Stericycle Inc.	2,552	292
Pentair Ltd.	3,607	269
Ingersoll-Rand plc	4,340	260
Equifax Inc.	3,657	259
Roper Industries Inc.	1,760	249
Nielsen NV	4,682	226
Cintas Corp.	3,019	187
Robert Half International Inc.	4,109	187
Pall Corp.	2,171	184
Rockwell Collins Inc.	2,222	176
Pitney Bowes Inc.	6,051	167
Masco Corp.	6,849	146
Expeditors International of Washington Inc.	2,785	127
Xylem Inc.	3,314	124
Dun & Bradstreet Corp.	1,127	116
Snap-on Inc.	979	115
* Quanta Services Inc.	2,414	82
Iron Mountain Inc.	2,252	70
Allegion plc	1,102	58
		32,179

Information Technology (27.1%)
Apple Inc.	26,722	16,915
Microsoft Corp.	226,291	9,264
* Google Inc. Class A	8,457	4,834
* Google Inc.	8,457	4,744
QUALCOMM Inc.	50,661	4,076
Visa Inc. Class A	15,186	3,262
* Facebook Inc. Class A	51,178	3,240
International Business Machines Corp.	13,197	2,433
Oracle Corp.	56,022	2,354
MasterCard Inc. Class A	30,570	2,337
* eBay Inc.	23,388	1,186
Automatic Data Processing Inc.	14,435	1,150
* Yahoo! Inc.	28,123	974
Texas Instruments Inc.	19,489	916
* Micron Technology Inc.	31,782	909
* Adobe Systems Inc.	13,916	898
* Salesforce.com Inc.	16,816	885
* Cognizant Technology Solutions Corp. Class A	18,198	885
Accenture plc Class A	10,687	870
Intuit Inc.	8,488	673
SanDisk Corp.	6,756	653
Western Digital Corp.	6,296	553
Seagate Technology plc	9,840	529
Fidelity National Information Services Inc.	8,708	472
* Fiserv Inc.	7,624	458
Amphenol Corp. Class A	4,738	454
TE Connectivity Ltd.	7,244	431
Applied Materials Inc.	20,297	410
* Alliance Data Systems Corp.	1,594	408
* Autodesk Inc.	6,799	356
KLA-Tencor Corp.	4,986	327
* Electronic Arts Inc.	9,275	326
Avago Technologies Ltd. Class A	4,414	312
* Akamai Technologies Inc.	5,351	291
* Red Hat Inc.	5,671	284
Microchip Technology Inc.	5,960	284
Paychex Inc.	6,510	268
NetApp Inc.	6,748	250
Symantec Corp.	11,188	246
Analog Devices Inc.	4,397	230
Xilinx Inc.	4,388	206
* Citrix Systems Inc.	3,040	188
* VeriSign Inc.	3,756	188
Linear Technology Corp.	4,024	186
CA Inc.	6,361	183
Motorola Solutions Inc.	2,703	182
Western Union Co.	10,318	167
* F5 Networks Inc.	1,498	163
NVIDIA Corp.	7,970	151
* Lam Research Corp.	2,435	151
Total System Services Inc.	4,939	149
* First Solar Inc.	2,118	131
Altera Corp.	3,890	129
Harris Corp.	1,507	116
* Teradata Corp.	2,427	102

FLIR Systems Inc.	2,801	98
		72,837
Materials (3.6%)
Monsanto Co.	15,725	1,916
LyondellBasell Industries NV Class A	12,936	1,288
EI du Pont de Nemours & Co.	15,831	1,097
Ecolab Inc.	8,110	886
PPG Industries Inc.	4,150	837
Praxair Inc.	5,197	687
Sherwin-Williams Co.	2,554	523
Air Products & Chemicals Inc.	3,611	433
Eastman Chemical Co.	4,568	403
FMC Corp.	3,989	305
CF Industries Holdings Inc.	904	220
Sigma-Aldrich Corp.	2,005	198
Sealed Air Corp.	5,790	191
International Flavors & Fragrances Inc.	1,444	143
Airgas Inc.	1,254	133
Ball Corp.	2,017	122
Vulcan Materials Co.	1,678	102
* Owens-Illinois Inc.	2,865	95
		9,579
Telecommunication Services (1.2%)
Verizon Communications Inc.	64,511	3,223

Utilities (0.2%)
Dominion Resources Inc.	8,710	601

Total Investments (100.0%) (Cost $218,538)		268,323
Other Assets and Liabilities-Net (0.0%)		116
Net Assets (100%)		268,439

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

S&P 500 Growth Index Fund

C. At May 31, 2014, the cost of investment securities for tax purposes was $218,538,000. Net unrealized appreciation of investment securities for tax purposes was $49,785,000, consisting of unrealized gains of $50,536,000 on securities that had risen in value since their purchase and $751,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.3%)
	Advance Auto Parts Inc.	37,496	4,656
	Signet Jewelers Ltd.	41,242	4,375
	Polaris Industries Inc.	33,790	4,356
	Hanesbrands Inc.	51,138	4,338
*	LKQ Corp.	154,957	4,299
	Foot Locker Inc.	75,443	3,635
*	Jarden Corp.	63,616	3,599
	Williams-Sonoma Inc.	45,085	3,017
*	Toll Brothers Inc.	82,218	2,978
*	NVR Inc.	2,114	2,354
	Dick's Sporting Goods Inc.	52,377	2,328
*	Kate Spade & Co.	63,435	2,310
	Service Corp. International	109,177	2,186
	Tupperware Brands Corp.	25,887	2,167
	Gentex Corp.	74,873	2,165
*	Panera Bread Co. Class A	13,533	2,079
	Domino's Pizza Inc.	28,635	2,075
	Brunswick Corp.	47,560	2,050
	Carter's Inc.	27,564	1,988
*	AMC Networks Inc. Class A	30,458	1,885
	Brinker International Inc.	34,493	1,713
*	Tempur Sealy International Inc.	31,154	1,712
	Cinemark Holdings Inc.	53,349	1,682
	Lamar Advertising Co. Class A	33,618	1,659
	Abercrombie & Fitch Co.	39,248	1,492
*	Cabela's Inc.	23,957	1,467
*,^ JC Penney Co. Inc.		156,485	1,407
	Sotheby's	35,523	1,403
	Thor Industries Inc.	23,001	1,380
*	Deckers Outdoor Corp.	17,784	1,375
*	Apollo Education Group Inc.	50,940	1,365
	John Wiley & Sons Inc. Class A	23,969	1,313
	CST Brands Inc.	38,905	1,287
*	Office Depot Inc.	249,294	1,276
*	Big Lots Inc.	30,001	1,273
	Chico's FAS Inc.	81,718	1,239
	DeVry Education Group Inc.	29,300	1,237
	Aaron's Inc.	36,989	1,215
*	Bally Technologies Inc.	20,092	1,185
*	Murphy USA Inc.	22,820	1,161
	Cheesecake Factory Inc.	24,346	1,117
	Wendy's Co.	135,477	1,111
*	Ascena Retail Group Inc.	66,334	1,107
*	Life Time Fitness Inc.	19,938	1,061
*	DreamWorks Animation SKG Inc. Class A	36,936	1,037
	New York Times Co. Class A	64,638	961
	HSN Inc.	17,195	956
	American Eagle Outfitters Inc.	87,170	935
*	ANN Inc.	23,626	918

Meredith Corp.	19,056	857
Guess? Inc.	30,524	778
Rent-A-Center Inc.	27,111	758
KB Home	45,770	754
MDC Holdings Inc.	20,033	573
Bob Evans Farms Inc.	12,671	566
International Speedway Corp. Class A	14,326	445
		100,615
Consumer Staples (3.4%)
Church & Dwight Co. Inc.	70,539	4,883
Energizer Holdings Inc.	32,198	3,735
Hillshire Brands Co.	62,939	3,353
Ingredion Inc.	38,296	2,916
* WhiteWave Foods Co. Class A	89,210	2,809
* Hain Celestial Group Inc.	25,639	2,326
Flowers Foods Inc.	90,029	1,877
* United Natural Foods Inc.	25,487	1,718
* Post Holdings Inc.	22,225	1,111
Lancaster Colony Corp.	9,955	889
Dean Foods Co.	48,777	848
* SUPERVALU Inc.	101,381	757
Universal Corp.	11,923	639
Tootsie Roll Industries Inc.	10,605	309
		28,170
Energy (6.0%)
Cimarex Energy Co.	44,717	5,774
HollyFrontier Corp.	102,304	5,039
Oceaneering International Inc.	55,629	4,008
Energen Corp.	37,383	3,192
* Oil States International Inc.	27,409	2,949
Superior Energy Services Inc.	81,542	2,706
* Gulfport Energy Corp.	43,810	2,696
SM Energy Co.	34,473	2,613
Patterson-UTI Energy Inc.	74,146	2,454
* Dresser-Rand Group Inc.	39,218	2,400
* WPX Energy Inc.	103,705	2,196
* Dril-Quip Inc.	20,899	2,136
World Fuel Services Corp.	36,930	1,712
* Rosetta Resources Inc.	31,513	1,485
* Atwood Oceanics Inc.	29,686	1,465
* Unit Corp.	22,509	1,430
CARBO Ceramics Inc.	10,224	1,407
Tidewater Inc.	25,461	1,327
* Helix Energy Solutions Group Inc.	50,532	1,181
* Bill Barrett Corp.	25,244	631
		48,801
Financials (23.0%)
SL Green Realty Corp.	48,847	5,348
* Affiliated Managers Group Inc.	27,383	5,164
Realty Income Corp.	112,907	4,889
Fidelity National Financial Inc. Class A	142,077	4,737
Federal Realty Investment Trust	34,356	4,106
Everest Re Group Ltd.	24,357	3,898
* Alleghany Corp.	8,591	3,618
Arthur J Gallagher & Co.	78,580	3,601
UDR Inc.	129,271	3,558

New York Community Bancorp Inc.	227,329	3,474
Rayonier Inc.	65,002	3,094
Camden Property Trust	43,916	3,085
Raymond James Financial Inc.	63,677	3,082
Duke Realty Corp.	168,133	2,976
Extra Space Storage Inc.	56,558	2,961
Liberty Property Trust	75,366	2,917
Reinsurance Group of America Inc. Class A	36,382	2,844
* Signature Bank	24,314	2,816
Alexandria Real Estate Equities Inc.	36,830	2,802
Mid-America Apartment Communities Inc.	38,542	2,789
Jones Lang LaSalle Inc.	22,878	2,775
* SVB Financial Group	25,581	2,698
Waddell & Reed Financial Inc. Class A	43,624	2,634
* MSCI Inc. Class A	59,947	2,587
Kilroy Realty Corp.	42,209	2,557
Regency Centers Corp.	47,467	2,535
Senior Housing Properties Trust	103,678	2,486
East West Bancorp Inc.	73,620	2,465
Taubman Centers Inc.	32,452	2,431
HCC Insurance Holdings Inc.	51,304	2,410
SEI Investments Co.	73,189	2,410
WR Berkley Corp.	53,523	2,386
Omega Healthcare Investors Inc.	63,861	2,356
Eaton Vance Corp.	63,095	2,344
CBOE Holdings Inc.	44,458	2,253
Hospitality Properties Trust	76,912	2,231
RenaissanceRe Holdings Ltd.	21,418	2,231
National Retail Properties Inc.	62,716	2,194
American Financial Group Inc.	36,831	2,150
BioMed Realty Trust Inc.	98,943	2,147
Old Republic International Corp.	124,461	2,128
Protective Life Corp.	40,385	2,112
American Campus Communities Inc.	53,837	2,091
Cullen/Frost Bankers Inc.	27,158	2,033
PacWest Bancorp	49,081	1,984
Corrections Corp. of America	59,575	1,938
SLM Corp.	220,255	1,896
Highwoods Properties Inc.	46,201	1,875
Brown & Brown Inc.	61,270	1,850
Weingarten Realty Investors	57,641	1,832
Home Properties Inc.	29,312	1,823
Commerce Bancshares Inc.	41,906	1,819
Prosperity Bancshares Inc.	30,810	1,791
City National Corp.	24,441	1,737
* Synovus Financial Corp.	71,367	1,646
* Washington Prime Group Inc.	80,765	1,606
FirstMerit Corp.	84,791	1,583
First Niagara Financial Group Inc.	181,808	1,565
Aspen Insurance Holdings Ltd.	33,463	1,538
First American Financial Corp.	54,529	1,528
Umpqua Holdings Corp.	87,828	1,455
Hancock Holding Co.	42,267	1,428
Associated Banc-Corp	82,718	1,425
First Horizon National Corp.	121,420	1,391
Webster Financial Corp.	46,422	1,389
Federated Investors Inc. Class B	48,451	1,370

Hanover Insurance Group Inc.	22,541	1,354
StanCorp Financial Group Inc.	22,497	1,352
TCF Financial Corp.	84,999	1,351
Bank of Hawaii Corp.	22,920	1,278
Primerica Inc.	28,286	1,274
Corporate Office Properties Trust	44,930	1,238
Fulton Financial Corp.	98,350	1,175
Washington Federal Inc.	52,677	1,097
BancorpSouth Inc.	43,219	1,016
Valley National Bancorp	102,889	997
Mack-Cali Realty Corp.	45,583	991
Kemper Corp.	26,239	917
Cathay General Bancorp	38,082	915
Janus Capital Group Inc.	77,547	906
Mercury General Corp.	18,642	879
Potlatch Corp.	20,826	836
Alexander & Baldwin Inc.	22,005	834
Trustmark Corp.	34,632	802
Equity One Inc.	32,525	747
International Bancshares Corp.	29,344	707
Greenhill & Co. Inc.	13,648	679
Westamerica Bancorporation	13,564	664
Astoria Financial Corp.	43,120	551
		187,432
Health Care (9.6%)
* Henry Schein Inc.	43,930	5,256
* Endo International plc	70,682	4,989
Universal Health Services Inc. Class B	46,137	4,132
* Salix Pharmaceuticals Ltd.	32,562	3,715
* Mettler-Toledo International Inc.	15,110	3,702
^ ResMed Inc.	72,832	3,646
* Hologic Inc.	141,071	3,448
* IDEXX Laboratories Inc.	26,529	3,408
Omnicare Inc.	51,301	3,260
Cooper Cos. Inc.	24,604	3,174
* MEDNAX Inc.	52,031	2,999
* Cubist Pharmaceuticals Inc.	38,452	2,561
* Covance Inc.	29,115	2,442
* Community Health Systems Inc.	58,284	2,435
* Mallinckrodt plc	29,903	2,325
* United Therapeutics Corp.	23,872	2,286
Teleflex Inc.	21,188	2,259
* Sirona Dental Systems Inc.	28,405	2,137
* Align Technology Inc.	36,840	2,012
* WellCare Health Plans Inc.	22,488	1,742
* Health Net Inc.	41,105	1,643
STERIS Corp.	30,274	1,620
* VCA Antech Inc.	45,335	1,526
Techne Corp.	17,061	1,498
* LifePoint Hospitals Inc.	22,848	1,399
* Charles River Laboratories International Inc.	24,527	1,314
* Bio-Rad Laboratories Inc. Class A	10,323	1,246
* Allscripts Healthcare Solutions Inc.	81,894	1,207
Hill-Rom Holdings Inc.	29,526	1,172
Owens & Minor Inc.	32,424	1,124
* Thoratec Corp.	29,212	968
* HMS Holdings Corp.	44,946	845

* Masimo Corp.	26,503	653
		78,143
Industrials (16.9%)
* B/E Aerospace Inc.	50,795	4,914
* United Rentals Inc.	47,929	4,843
Wabtec Corp.	49,356	3,886
Towers Watson & Co. Class A	32,997	3,712
JB Hunt Transport Services Inc.	47,019	3,651
Alaska Air Group Inc.	35,314	3,477
Trinity Industries Inc.	39,837	3,447
Fortune Brands Home & Security Inc.	85,172	3,405
Manpowergroup Inc.	40,903	3,353
Hubbell Inc. Class B	27,709	3,242
* Kirby Corp.	29,256	3,234
IDEX Corp.	41,586	3,189
Waste Connections Inc.	63,543	2,896
Donaldson Co. Inc.	68,670	2,797
Acuity Brands Inc.	22,137	2,778
Carlisle Cos. Inc.	32,727	2,777
Lincoln Electric Holdings Inc.	41,647	2,736
Timken Co.	40,066	2,573
* Genesee & Wyoming Inc. Class A	26,174	2,548
Nordson Corp.	31,097	2,536
Huntington Ingalls Industries Inc.	25,047	2,500
AGCO Corp.	44,792	2,417
SPX Corp.	23,070	2,414
Oshkosh Corp.	43,250	2,338
* Old Dominion Freight Line Inc.	35,878	2,295
Graco Inc.	31,287	2,283
MSC Industrial Direct Co. Inc. Class A	24,276	2,233
Terex Corp.	56,906	2,189
Valmont Industries Inc.	13,792	2,137
Alliant Techsystems Inc.	16,351	2,065
ITT Corp.	46,960	2,051
* Copart Inc.	57,556	2,047
Lennox International Inc.	23,133	1,964
AO Smith Corp.	39,381	1,945
Triumph Group Inc.	26,953	1,868
Crane Co.	25,145	1,864
KBR Inc.	76,116	1,849
* Esterline Technologies Corp.	16,345	1,822
Kennametal Inc.	40,382	1,819
* NOW Inc.	54,976	1,778
Regal-Beloit Corp.	23,164	1,768
* Clean Harbors Inc.	28,389	1,735
URS Corp.	37,059	1,668
Exelis Inc.	97,363	1,663
* AECOM Technology Corp.	50,892	1,636
RR Donnelley & Sons Co.	101,613	1,610
GATX Corp.	23,631	1,556
Landstar System Inc.	23,374	1,518
CLARCOR Inc.	25,897	1,516
Deluxe Corp.	25,903	1,453
Watsco Inc.	13,947	1,403
Woodward Inc.	30,725	1,373
Con-way Inc.	29,241	1,351
Corporate Executive Board Co.	17,284	1,178

*	JetBlue Airways Corp.	117,134	1,132
	Harsco Corp.	41,459	1,119
	Rollins Inc.	33,030	1,013
	Herman Miller Inc.	30,386	950
	MSA Safety Inc.	16,251	888
	HNI Corp.	23,110	865
*	FTI Consulting Inc.	20,871	674
	Brink's Co.	24,791	662
	Granite Construction Inc.	18,591	660
	Werner Enterprises Inc.	23,563	622
			137,885
Information Technology (15.5%)
*	Equinix Inc.	25,401	5,048
*	Trimble Navigation Ltd.	133,602	4,819
	Skyworks Solutions Inc.	97,138	4,207
*	ANSYS Inc.	47,577	3,495
*	Gartner Inc.	47,391	3,369
	Avnet Inc.	71,114	3,098
*	Synopsys Inc.	79,217	3,049
*	Cree Inc.	62,522	3,009
*	Arrow Electronics Inc.	51,391	2,965
*	NCR Corp.	85,700	2,799
*,^ 3D Systems Corp.		52,190	2,643
	Jack Henry & Associates Inc.	43,946	2,548
	Global Payments Inc.	36,973	2,535
	Broadridge Financial Solutions Inc.	61,404	2,519
*	SunEdison Inc.	126,350	2,488
*	Cadence Design Systems Inc.	148,618	2,480
	Solera Holdings Inc.	35,457	2,314
*	PTC Inc.	61,021	2,246
*	Ingram Micro Inc.	79,452	2,206
	FactSet Research Systems Inc.	20,452	2,191
*	Rackspace Hosting Inc.	59,757	2,181
*	Concur Technologies Inc.	24,441	2,087
*	MICROS Systems Inc.	38,662	2,065
*	Informatica Corp.	56,112	2,053
*	WEX Inc.	19,981	1,924
*	Zebra Technologies Corp.	25,878	1,923
*	VeriFone Systems Inc.	57,079	1,873
*	Atmel Corp.	218,584	1,832
	FEI Co.	21,696	1,811
	Teradyne Inc.	99,659	1,774
*	TIBCO Software Inc.	78,412	1,687
*	Riverbed Technology Inc.	82,193	1,670
	DST Systems Inc.	17,799	1,622
*	Fortinet Inc.	70,277	1,579
*	AOL Inc.	40,816	1,481
	National Instruments Corp.	50,500	1,446
	Lexmark International Inc. Class A	31,625	1,379
*	RF Micro Devices Inc.	145,143	1,366
*	CoreLogic Inc.	46,886	1,338
	Leidos Holdings Inc.	34,588	1,320
*	JDS Uniphase Corp.	120,164	1,318
*	SolarWinds Inc.	33,640	1,315
*	Advanced Micro Devices Inc.	317,626	1,270
	Diebold Inc.	33,084	1,242
*	Knowles Corp.	43,687	1,232

* Rovi Corp.	50,689	1,225
* Tech Data Corp.	19,560	1,164
Convergys Corp.	51,788	1,130
* CommVault Systems Inc.	22,942	1,122
Compuware Corp.	112,122	1,110
* ACI Worldwide Inc.	19,759	1,073
Mentor Graphics Corp.	50,060	1,061
Fair Isaac Corp.	17,940	1,057
* Ciena Corp.	53,970	1,047
Vishay Intertechnology Inc.	69,704	1,040
Plantronics Inc.	22,123	1,003
* International Rectifier Corp.	36,662	983
* Fairchild Semiconductor International Inc. Class A	64,094	940
* Integrated Device Technology Inc.	70,102	932
Intersil Corp. Class A	65,642	924
* Semtech Corp.	35,267	915
* Silicon Laboratories Inc.	20,244	913
* Polycom Inc.	70,330	897
* Acxiom Corp.	39,242	892
* NeuStar Inc. Class A	31,440	881
Science Applications International Corp.	21,403	829
InterDigital Inc.	20,781	789
* Itron Inc.	20,118	774
* Conversant Inc.	32,525	767
Cypress Semiconductor Corp.	72,922	747
ADTRAN Inc.	29,092	653
Advent Software Inc.	20,827	630
		126,314
Materials (7.5%)
Ashland Inc.	37,203	3,832
Rock-Tenn Co. Class A	36,862	3,724
Packaging Corp. of America	50,490	3,492
Valspar Corp.	40,454	3,020
RPM International Inc.	68,466	2,949
Martin Marietta Materials Inc.	23,730	2,914
Reliance Steel & Aluminum Co.	39,879	2,869
Albemarle Corp.	40,870	2,828
NewMarket Corp.	5,745	2,249
AptarGroup Inc.	33,686	2,243
Eagle Materials Inc.	25,689	2,234
Sonoco Products Co.	52,576	2,221
Royal Gold Inc.	33,456	2,098
Steel Dynamics Inc.	114,577	1,979
PolyOne Corp.	48,688	1,954
Cytec Industries Inc.	18,330	1,821
Cabot Corp.	30,757	1,739
Carpenter Technology Corp.	27,260	1,704
Compass Minerals International Inc.	17,206	1,600
Domtar Corp.	16,707	1,518
Sensient Technologies Corp.	25,785	1,413
Scotts Miracle-Gro Co. Class A	22,633	1,357
^ Cliffs Natural Resources Inc.	78,782	1,235
Olin Corp.	40,845	1,113
Silgan Holdings Inc.	22,484	1,098
Minerals Technologies Inc.	17,692	1,097
Worthington Industries Inc.	27,137	1,094
Commercial Metals Co.	60,283	1,070

* Louisiana-Pacific Corp.			72,587	1,031
Greif Inc. Class A			15,670	856
* Intrepid Potash Inc.			28,421	461
				60,813
Telecommunication Services (0.5%)
* tw telecom inc Class A			72,293	2,370
Telephone & Data Systems Inc.			50,842	1,409
				3,779
Utilities (4.7%)
OGE Energy Corp.			102,118	3,751
Alliant Energy Corp.			57,039	3,325
MDU Resources Group Inc.			97,359	3,298
National Fuel Gas Co.			43,069	3,230
UGI Corp.			58,998	2,871
Atmos Energy Corp.			51,490	2,580
Westar Energy Inc. Class A			66,208	2,387
Aqua America Inc.			90,892	2,307
Questar Corp.			90,019	2,167
Great Plains Energy Inc.			79,054	2,012
Vectren Corp.			42,342	1,689
Cleco Corp.			31,068	1,616
IDACORP Inc.			25,798	1,414
Black Hills Corp.			22,902	1,321
^ Hawaiian Electric Industries Inc.			52,189	1,255
PNM Resources Inc.			40,933	1,165
WGL Holdings Inc.			26,649	1,081
ONE Gas Inc.			26,688	978
				38,447
Total Common Stocks (Cost $696,280)				810,399
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.112%		3,619,488	3,619

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.075%	10/15/14	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	100	100
				300
Total Temporary Cash Investments (Cost $3,919)				3,919
Total Investments (99.9%) (Cost $700,199)				814,318
Other Assets and Liabilities-Net (0.1%)[3]				711
Net Assets (100%)				815,029

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,636,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Includes $2,787,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	810,399	—	—
Temporary Cash Investments	3,619	300	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	814,008	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

S&P Mid-Cap 400 Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2014	32	4,406	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $700,199,000. Net unrealized appreciation of investment securities for tax purposes was $114,119,000, consisting of unrealized gains of $122,866,000 on securities that had risen in value since their purchase and $8,747,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (14.9%)
Polaris Industries Inc.	29,459	3,798
Hanesbrands Inc.	44,582	3,782
* LKQ Corp.	135,089	3,747
* Jarden Corp.	55,463	3,138
* Toll Brothers Inc.	71,686	2,596
Advance Auto Parts Inc.	19,288	2,395
Signet Jewelers Ltd.	19,417	2,060
* Kate Spade & Co.	55,316	2,014
Tupperware Brands Corp.	22,575	1,890
Gentex Corp.	65,292	1,888
* Panera Bread Co. Class A	11,808	1,814
Domino's Pizza Inc.	24,984	1,810
Brunswick Corp.	41,496	1,789
Carter's Inc.	24,050	1,735
* AMC Networks Inc. Class A	26,577	1,645
Williams-Sonoma Inc.	24,374	1,631
Brinker International Inc.	30,067	1,493
* Tempur Sealy International Inc.	27,157	1,493
Sotheby's	30,967	1,223
* Deckers Outdoor Corp.	15,503	1,198
Service Corp. International	55,160	1,104
* NVR Inc.	960	1,069
* Bally Technologies Inc.	17,546	1,035
Wendy's Co.	118,050	968
* DreamWorks Animation SKG Inc. Class A	32,226	905
Lamar Advertising Co. Class A	18,166	896
Cinemark Holdings Inc.	20,920	659
Cheesecake Factory Inc.	13,786	632
* Cabela's Inc.	10,021	614
Thor Industries Inc.	9,865	592
* Office Depot Inc.	93,637	479
Chico's FAS Inc.	31,314	475
Meredith Corp.	10,306	463
Bob Evans Farms Inc.	4,991	223
		53,253
Consumer Staples (2.6%)
Church & Dwight Co. Inc.	33,824	2,342
* Hain Celestial Group Inc.	22,358	2,028
Energizer Holdings Inc.	12,620	1,464
* WhiteWave Foods Co. Class A	41,185	1,297
Flowers Foods Inc.	54,264	1,131
* SUPERVALU Inc.	88,356	660
Lancaster Colony Corp.	4,093	366
Tootsie Roll Industries Inc.	4,531	132
		9,420
Energy (6.6%)
Oceaneering International Inc.	48,498	3,494
Cimarex Energy Co.	24,572	3,173

* Oil States International Inc.	23,911	2,572
* Gulfport Energy Corp.	38,200	2,350
SM Energy Co.	30,059	2,279
Patterson-UTI Energy Inc.	64,654	2,139
* Dril-Quip Inc.	18,234	1,864
Energen Corp.	19,232	1,642
* Rosetta Resources Inc.	27,470	1,295
* Dresser-Rand Group Inc.	20,156	1,234
CARBO Ceramics Inc.	8,896	1,224
* Bill Barrett Corp.	10,333	258
		23,524
Financials (17.7%)
* Affiliated Managers Group Inc.	23,872	4,502
Extra Space Storage Inc.	49,314	2,582
* Signature Bank	21,201	2,455
* SVB Financial Group	22,305	2,352
Waddell & Reed Financial Inc. Class A	38,038	2,297
* MSCI Inc. Class A	52,271	2,256
East West Bancorp Inc.	64,195	2,149
SEI Investments Co.	63,820	2,102
Omega Healthcare Investors Inc.	55,687	2,054
CBOE Holdings Inc.	38,769	1,965
Old Republic International Corp.	108,588	1,857
Federal Realty Investment Trust	15,277	1,826
Arthur J Gallagher & Co.	39,054	1,790
PacWest Bancorp	42,824	1,731
SLM Corp.	192,179	1,655
City National Corp.	21,323	1,516
* Synovus Financial Corp.	62,210	1,435
UDR Inc.	47,290	1,301
Umpqua Holdings Corp.	76,561	1,269
Eaton Vance Corp.	34,076	1,266
Liberty Property Trust	32,167	1,245
Associated Banc-Corp	72,108	1,242
Rayonier Inc.	23,832	1,134
Taubman Centers Inc.	14,732	1,103
Mid-America Apartment Communities Inc.	14,467	1,047
Kilroy Realty Corp.	16,912	1,025
Regency Centers Corp.	18,605	993
Duke Realty Corp.	55,647	985
Senior Housing Properties Trust	40,637	974
Washington Federal Inc.	45,901	956
Prosperity Bancshares Inc.	15,305	890
BancorpSouth Inc.	37,709	886
Brown & Brown Inc.	27,800	839
Cathay General Bancorp	33,182	797
Cullen/Frost Bankers Inc.	10,176	762
Alexander & Baldwin Inc.	19,202	728
Highwoods Properties Inc.	17,714	719
Weingarten Realty Investors	22,603	719
Commerce Bancshares Inc.	16,067	697
Webster Financial Corp.	23,061	690
FirstMerit Corp.	36,947	690
* Washington Prime Group Inc.	32,389	644
Federated Investors Inc. Class B	20,689	585
RenaissanceRe Holdings Ltd.	5,228	545
Bank of Hawaii Corp.	9,182	512

Potlatch Corp.	9,474	380
Greenhill & Co. Inc.	6,471	322
Equity One Inc.	11,342	260
Westamerica Bancorporation	5,239	257
		62,986
Health Care (12.1%)
* Endo International plc	61,627	4,350
Universal Health Services Inc. Class B	40,223	3,603
* Salix Pharmaceuticals Ltd.	28,389	3,239
* Mettler-Toledo International Inc.	13,174	3,228
* Henry Schein Inc.	21,447	2,566
* Cubist Pharmaceuticals Inc.	33,529	2,233
* Covance Inc.	25,389	2,129
^ ResMed Inc.	40,641	2,035
* United Therapeutics Corp.	20,818	1,993
* IDEXX Laboratories Inc.	13,879	1,783
* Hologic Inc.	72,572	1,774
* Align Technology Inc.	32,143	1,755
* MEDNAX Inc.	29,944	1,726
Cooper Cos. Inc.	13,302	1,716
* Charles River Laboratories International Inc.	21,389	1,146
Omnicare Inc.	17,465	1,110
* Sirona Dental Systems Inc.	13,645	1,026
Teleflex Inc.	8,674	925
STERIS Corp.	15,831	847
Techne Corp.	8,475	744
* VCA Antech Inc.	19,754	665
* Masimo Corp.	23,100	569
* Allscripts Healthcare Solutions Inc.	38,522	568
Hill-Rom Holdings Inc.	14,164	562
* HMS Holdings Corp.	25,482	479
* Thoratec Corp.	13,996	464
* Community Health Systems Inc. Rights	29,782	2
		43,237
Industrials (20.8%)
* B/E Aerospace Inc.	44,282	4,284
* United Rentals Inc.	41,783	4,222
Wabtec Corp.	43,030	3,388
Towers Watson & Co. Class A	28,768	3,237
JB Hunt Transport Services Inc.	40,993	3,184
Alaska Air Group Inc.	30,789	3,031
Trinity Industries Inc.	34,733	3,005
Fortune Brands Home & Security Inc.	74,258	2,969
* Kirby Corp.	25,508	2,820
IDEX Corp.	36,259	2,780
Acuity Brands Inc.	19,302	2,423
Lincoln Electric Holdings Inc.	36,314	2,385
* Genesee & Wyoming Inc. Class A	22,823	2,222
Nordson Corp.	27,116	2,211
* Old Dominion Freight Line Inc.	31,287	2,001
Graco Inc.	27,283	1,991
Terex Corp.	49,624	1,909
* Copart Inc.	50,218	1,786
AO Smith Corp.	34,361	1,697
Waste Connections Inc.	36,016	1,641
Hubbell Inc. Class B	13,034	1,525

	Donaldson Co. Inc.	35,890	1,462
	Deluxe Corp.	22,580	1,267
	Carlisle Cos. Inc.	14,823	1,258
	Lennox International Inc.	13,539	1,150
	Huntington Ingalls Industries Inc.	11,370	1,135
	Corporate Executive Board Co.	15,060	1,027
	MSC Industrial Direct Co. Inc. Class A	10,361	953
	Valmont Industries Inc.	5,894	913
	RR Donnelley & Sons Co.	54,908	870
	Crane Co.	11,395	844
	Alliant Techsystems Inc.	6,555	828
	HNI Corp.	20,140	754
*	NOW Inc.	22,988	744
	ITT Corp.	15,959	697
	CLARCOR Inc.	11,736	687
	Kennametal Inc.	14,075	634
	Landstar System Inc.	8,361	543
	Rollins Inc.	17,573	539
	Herman Miller Inc.	16,676	521
	Con-way Inc.	11,262	520
	Watsco Inc.	5,111	514
	Woodward Inc.	11,258	503
	Harsco Corp.	17,013	459
	MSA Safety Inc.	7,537	412
*	FTI Consulting Inc.	10,263	331
			74,276
Information Technology (18.7%)
*	Trimble Navigation Ltd.	116,469	4,201
*	ANSYS Inc.	41,481	3,047
*	Gartner Inc.	41,318	2,937
*	Cree Inc.	54,513	2,623
*	Equinix Inc.	12,623	2,509
	Skyworks Solutions Inc.	54,201	2,347
*,^ 3D Systems Corp.		45,507	2,305
	Jack Henry & Associates Inc.	38,319	2,222
	Global Payments Inc.	32,240	2,210
	Broadridge Financial Solutions Inc.	53,542	2,196
*	PTC Inc.	53,211	1,958
*	Rackspace Hosting Inc.	52,136	1,902
*	Concur Technologies Inc.	21,325	1,821
*	Informatica Corp.	48,958	1,791
*	WEX Inc.	17,435	1,679
	FEI Co.	18,912	1,578
*	SunEdison Inc.	75,946	1,495
*	Cadence Design Systems Inc.	86,741	1,448
	Solera Holdings Inc.	21,003	1,371
*	NCR Corp.	41,805	1,365
	FactSet Research Systems Inc.	11,759	1,260
*	Synopsys Inc.	30,359	1,169
*	CoreLogic Inc.	40,872	1,166
*	SolarWinds Inc.	29,336	1,147
*	MICROS Systems Inc.	21,275	1,137
*	Zebra Technologies Corp.	13,323	990
*	CommVault Systems Inc.	20,017	979
*	ACI Worldwide Inc.	17,217	935
	Mentor Graphics Corp.	43,675	926
	Fair Isaac Corp.	15,632	921

* Ciena Corp.	47,028	912
* Riverbed Technology Inc.	40,831	830
* TIBCO Software Inc.	37,585	809
National Instruments Corp.	28,170	807
DST Systems Inc.	8,531	778
* Acxiom Corp.	34,197	777
* NeuStar Inc. Class A	27,432	769
* JDS Uniphase Corp.	66,995	735
* Atmel Corp.	81,904	686
* Conversant Inc.	28,346	668
Advent Software Inc.	18,174	550
* Fortinet Inc.	23,911	537
* Advanced Micro Devices Inc.	130,019	520
Plantronics Inc.	11,368	515
* Integrated Device Technology Inc.	38,522	512
* Knowles Corp.	16,002	451
Diebold Inc.	11,523	433
* Semtech Corp.	15,737	408
Compuware Corp.	40,086	397
Cypress Semiconductor Corp.	26,288	270
ADTRAN Inc.	12,006	269
InterDigital Inc.	6,382	243
		66,511
Materials (5.5%)
Packaging Corp. of America	44,020	3,044
Eagle Materials Inc.	22,402	1,948
Valspar Corp.	19,381	1,447
RPM International Inc.	32,205	1,387
Rock-Tenn Co. Class A	13,485	1,362
NewMarket Corp.	3,155	1,235
Martin Marietta Materials Inc.	9,715	1,193
Albemarle Corp.	17,087	1,182
AptarGroup Inc.	15,551	1,036
PolyOne Corp.	24,186	971
Worthington Industries Inc.	23,675	954
Carpenter Technology Corp.	14,730	921
Cytec Industries Inc.	6,708	667
Scotts Miracle-Gro Co. Class A	9,707	582
Minerals Technologies Inc.	9,247	573
Compass Minerals International Inc.	6,003	558
* Louisiana-Pacific Corp.	30,388	432
		19,492
Telecommunication Services (0.3%)
* tw telecom inc Class A	34,005	1,115

Utilities (0.9%)
National Fuel Gas Co.	16,881	1,266
Aqua America Inc.	38,793	985
Questar Corp.	36,898	888
		3,139
Total Common Stocks (Cost $305,931)		356,953

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.112%		1,077,007	1,077

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.105%	6/18/14	100	100
Total Temporary Cash Investments (Cost $1,177)				1,177
Total Investments (100.4%) (Cost $307,108)				358,130
Other Assets and Liabilities-Net (-0.4%)[3]				(1,544)
Net Assets (100%)				356,586

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $968,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,010,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Mid-Cap 400 Growth Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	356,953	—	—
Temporary Cash Investments	1,077	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	358,029	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2014	2	275	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $307,108,000. Net unrealized appreciation of investment securities for tax purposes was $51,022,000, consisting of unrealized gains of $56,938,000 on securities that had risen in value since their purchase and $5,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (9.8%)
	Foot Locker Inc.	32,689	1,575
	Dick's Sporting Goods Inc.	22,696	1,009
	Signet Jewelers Ltd.	8,219	872
	Advance Auto Parts Inc.	6,660	827
	Abercrombie & Fitch Co.	17,017	647
*,^ JC Penney Co. Inc.		67,850	610
*	Apollo Education Group Inc.	22,087	592
	John Wiley & Sons Inc. Class A	10,373	568
	CST Brands Inc.	16,845	557
*	Big Lots Inc.	13,010	552
	DeVry Education Group Inc.	12,698	536
	Aaron's Inc.	16,041	527
*	Murphy USA Inc.	9,897	504
	Williams-Sonoma Inc.	7,425	497
*	NVR Inc.	438	488
*	Ascena Retail Group Inc.	28,769	480
*	Life Time Fitness Inc.	8,633	459
	New York Times Co. Class A	28,034	417
	HSN Inc.	7,455	415
	American Eagle Outfitters Inc.	37,809	406
	Cinemark Holdings Inc.	12,728	401
	Service Corp. International	19,875	398
*	ANN Inc.	10,234	398
	Guess? Inc.	13,239	338
*	Cabela's Inc.	5,405	331
	Rent-A-Center Inc.	11,769	329
	KB Home	19,854	327
*	Office Depot Inc.	61,573	315
	Thor Industries Inc.	5,087	305
	Chico's FAS Inc.	19,814	300
	Lamar Advertising Co. Class A	5,544	274
	MDC Holdings Inc.	8,702	249
	International Speedway Corp. Class A	6,248	194
	Cheesecake Factory Inc.	3,692	169
	Meredith Corp.	3,140	141
	Bob Evans Farms Inc.	3,024	135
			17,142
Consumer Staples (4.3%)
	Hillshire Brands Co.	27,272	1,453
	Ingredion Inc.	16,594	1,264
	Church & Dwight Co. Inc.	13,752	952
	Energizer Holdings Inc.	7,683	891
*	United Natural Foods Inc.	11,050	745
*	WhiteWave Foods Co. Class A	18,174	572
*	Post Holdings Inc.	9,641	482
	Dean Foods Co.	21,173	368
	Universal Corp.	5,176	277
	Flowers Foods Inc.	12,111	252

Lancaster Colony Corp.	2,294	205
Tootsie Roll Industries Inc.	2,364	69
		7,530
Energy (5.4%)
HollyFrontier Corp.	44,326	2,183
Superior Energy Services Inc.	35,333	1,173
* WPX Energy Inc.	44,938	952
Cimarex Energy Co.	7,181	927
World Fuel Services Corp.	16,011	742
* Atwood Oceanics Inc.	12,871	635
* Unit Corp.	9,759	620
Tidewater Inc.	11,019	574
Energen Corp.	6,640	567
* Helix Energy Solutions Group Inc.	21,912	512
* Dresser-Rand Group Inc.	6,968	427
* Bill Barrett Corp.	5,799	145
		9,457
Financials (28.6%)
SL Green Realty Corp.	21,174	2,318
Realty Income Corp.	48,921	2,118
Fidelity National Financial Inc. Class A	61,560	2,052
Everest Re Group Ltd.	10,553	1,689
* Alleghany Corp.	3,722	1,567
New York Community Bancorp Inc.	98,501	1,505
Camden Property Trust	19,029	1,337
Raymond James Financial Inc.	27,591	1,335
Reinsurance Group of America Inc. Class A	15,764	1,232
Alexandria Real Estate Equities Inc.	15,959	1,214
Jones Lang LaSalle Inc.	9,913	1,202
HCC Insurance Holdings Inc.	22,231	1,044
WR Berkley Corp.	23,192	1,034
Hospitality Properties Trust	33,328	967
National Retail Properties Inc.	27,176	951
American Financial Group Inc.	15,960	932
BioMed Realty Trust Inc.	42,896	931
Protective Life Corp.	17,508	916
American Campus Communities Inc.	23,340	907
UDR Inc.	32,484	894
Federal Realty Investment Trust	7,304	873
Corrections Corp. of America	25,829	840
Duke Realty Corp.	45,165	799
Home Properties Inc.	12,708	790
Rayonier Inc.	16,334	778
RenaissanceRe Holdings Ltd.	6,691	697
Mid-America Apartment Communities Inc.	9,532	690
First Niagara Financial Group Inc.	78,827	679
Arthur J Gallagher & Co.	14,621	670
Aspen Insurance Holdings Ltd.	14,508	667
First American Financial Corp.	23,642	663
Liberty Property Trust	16,652	645
Hancock Holding Co.	18,326	619
Regency Centers Corp.	11,311	604
First Horizon National Corp.	52,646	603
Kilroy Realty Corp.	9,875	598
Senior Housing Properties Trust	24,706	593
Hanover Insurance Group Inc.	9,773	587

TCF Financial Corp.	36,855	586
StanCorp Financial Group Inc.	9,736	585
Primerica Inc.	12,242	551
Corporate Office Properties Trust	19,472	537
Fulton Financial Corp.	42,624	509
Taubman Centers Inc.	6,752	506
Cullen/Frost Bankers Inc.	6,710	502
Highwoods Properties Inc.	11,226	456
Commerce Bancshares Inc.	10,177	442
Weingarten Realty Investors	13,752	437
Valley National Bancorp	44,621	432
Mack-Cali Realty Corp.	19,743	429
Kemper Corp.	11,378	398
Janus Capital Group Inc.	33,634	393
Eaton Vance Corp.	10,395	386
Brown & Brown Inc.	12,757	385
Mercury General Corp.	8,086	381
* Washington Prime Group Inc.	18,902	376
Trustmark Corp.	15,023	348
FirstMerit Corp.	18,392	343
Prosperity Bancshares Inc.	5,757	335
International Bancshares Corp.	12,732	307
Federated Investors Inc. Class B	10,726	303
Bank of Hawaii Corp.	5,359	299
Webster Financial Corp.	8,664	259
Astoria Financial Corp.	18,732	239
Equity One Inc.	8,463	194
Potlatch Corp.	4,332	174
Westamerica Bancorporation	3,315	162
Greenhill & Co. Inc.	2,722	135
		49,929
Health Care (7.1%)
* Community Health Systems Inc.	25,255	1,055
* Mallinckrodt plc	12,957	1,008
* Henry Schein Inc.	8,374	1,002
Omnicare Inc.	13,558	862
* WellCare Health Plans Inc.	9,750	755
* Health Net Inc.	17,821	712
* Hologic Inc.	25,057	612
* LifePoint Hospitals Inc.	9,906	607
* IDEXX Laboratories Inc.	4,597	591
^ ResMed Inc.	11,358	569
* Bio-Rad Laboratories Inc. Class A	4,473	540
Cooper Cos. Inc.	4,050	522
Teleflex Inc.	4,865	519
Owens & Minor Inc.	14,059	488
* MEDNAX Inc.	7,669	442
* Sirona Dental Systems Inc.	5,543	417
* VCA Antech Inc.	9,839	331
STERIS Corp.	5,256	281
Techne Corp.	3,184	279
* Allscripts Healthcare Solutions Inc.	16,343	241
Hill-Rom Holdings Inc.	5,788	230
* Thoratec Corp.	5,687	188
* HMS Holdings Corp.	6,815	128
		12,379

Industrials (13.3%)
Manpowergroup Inc.	17,723	1,453
Timken Co.	17,361	1,115
AGCO Corp.	19,409	1,047
SPX Corp.	9,996	1,046
Oshkosh Corp.	18,741	1,013
Triumph Group Inc.	11,685	810
KBR Inc.	33,000	802
* Esterline Technologies Corp.	7,086	790
Regal-Beloit Corp.	10,057	768
* Clean Harbors Inc.	12,326	753
URS Corp.	16,067	723
Exelis Inc.	42,213	721
* AECOM Technology Corp.	22,065	709
GATX Corp.	10,246	675
Hubbell Inc. Class B	5,530	647
Carlisle Cos. Inc.	6,815	578
ITT Corp.	12,417	542
Huntington Ingalls Industries Inc.	5,213	520
MSC Industrial Direct Co. Inc. Class A	5,369	494
* JetBlue Airways Corp.	50,731	490
Donaldson Co. Inc.	11,904	485
Alliant Techsystems Inc.	3,836	484
Kennametal Inc.	10,506	473
Valmont Industries Inc.	3,047	472
Waste Connections Inc.	9,636	439
* NOW Inc.	12,402	401
Landstar System Inc.	5,978	388
Crane Co.	5,232	388
Watsco Inc.	3,508	353
Woodward Inc.	7,736	346
Con-way Inc.	7,108	329
* Civeo Corp.	13,781	318
CLARCOR Inc.	5,390	316
Brink's Co.	10,763	287
Granite Construction Inc.	8,071	287
Lennox International Inc.	3,308	281
Werner Enterprises Inc.	10,220	270
RR Donnelley & Sons Co.	16,758	265
Harsco Corp.	9,534	257
MSA Safety Inc.	3,309	181
Rollins Inc.	5,582	171
Herman Miller Inc.	4,865	152
* FTI Consulting Inc.	3,977	128
		23,167
Information Technology (12.4%)
Avnet Inc.	30,814	1,343
* Arrow Electronics Inc.	22,268	1,285
* Ingram Micro Inc.	34,429	956
* Equinix Inc.	4,732	940
* VeriFone Systems Inc.	24,747	812
Teradyne Inc.	43,208	769
* Synopsys Inc.	19,220	740
Skyworks Solutions Inc.	15,149	656
* AOL Inc.	17,697	642
Lexmark International Inc. Class A	13,712	598
* RF Micro Devices Inc.	62,968	592

Leidos Holdings Inc.	14,990	572
* NCR Corp.	16,336	534
* Rovi Corp.	21,938	530
* Tech Data Corp.	8,477	504
Convergys Corp.	22,462	490
* Atmel Corp.	54,044	453
Vishay Intertechnology Inc.	30,232	451
* International Rectifier Corp.	15,877	426
* Fortinet Inc.	18,594	418
* Fairchild Semiconductor International Inc. Class A	27,795	408
Intersil Corp. Class A	28,465	400
* Silicon Laboratories Inc.	8,778	396
* Polycom Inc.	30,506	389
Science Applications International Corp.	9,290	360
* Cadence Design Systems Inc.	21,259	355
* Zebra Technologies Corp.	4,600	342
* Itron Inc.	8,727	336
* SunEdison Inc.	16,975	334
* MICROS Systems Inc.	6,208	332
* TIBCO Software Inc.	15,299	329
FactSet Research Systems Inc.	3,013	323
Diebold Inc.	8,594	323
Solera Holdings Inc.	4,921	321
DST Systems Inc.	3,481	317
* Riverbed Technology Inc.	15,340	312
* Knowles Corp.	11,023	311
* Advanced Micro Devices Inc.	72,942	292
Compuware Corp.	28,684	284
National Instruments Corp.	7,883	226
InterDigital Inc.	5,857	222
* JDS Uniphase Corp.	18,712	205
* Semtech Corp.	7,533	195
Cypress Semiconductor Corp.	18,651	191
Plantronics Inc.	3,926	178
ADTRAN Inc.	6,686	150
* Integrated Device Technology Inc.	11,239	149
		21,691
Materials (9.5%)
Ashland Inc.	16,120	1,660
Reliance Steel & Aluminum Co.	17,280	1,243
Sonoco Products Co.	22,783	962
Rock-Tenn Co. Class A	9,263	936
Royal Gold Inc.	14,504	910
Steel Dynamics Inc.	49,675	858
Cabot Corp.	13,335	754
Martin Marietta Materials Inc.	5,456	670
Domtar Corp.	7,244	658
Albemarle Corp.	9,207	637
Sensient Technologies Corp.	11,180	613
Valspar Corp.	7,886	589
RPM International Inc.	13,644	588
^ Cliffs Natural Resources Inc.	34,173	536
Olin Corp.	17,716	483
Silgan Holdings Inc.	9,755	476
Commercial Metals Co.	26,143	464
Cytec Industries Inc.	4,612	458
AptarGroup Inc.	6,863	457

Compass Minerals International Inc.			4,481	417
Greif Inc. Class A			6,797	371
PolyOne Corp.			9,081	364
NewMarket Corp.			922	361
Scotts Miracle-Gro Co. Class A			5,010	300
Carpenter Technology Corp.			4,496	281
* Louisiana-Pacific Corp.			16,377	233
* Intrepid Potash Inc.			12,310	200
Minerals Technologies Inc.			3,065	190
				16,669
Telecommunication Services (0.6%)
Telephone & Data Systems Inc.			22,044	611
* tw telecom inc Class A			14,417	473
				1,084
Utilities (8.6%)
OGE Energy Corp.			44,247	1,625
Alliant Energy Corp.			24,715	1,441
MDU Resources Group Inc.			42,186	1,429
UGI Corp.			25,564	1,244
Atmos Energy Corp.			22,311	1,118
Westar Energy Inc. Class A			28,689	1,034
Great Plains Energy Inc.			34,274	872
National Fuel Gas Co.			10,278	771
Vectren Corp.			18,358	732
Cleco Corp.			13,470	701
IDACORP Inc.			11,185	613
Black Hills Corp.			9,912	572
^ Hawaiian Electric Industries Inc.			22,587	543
Aqua America Inc.			20,093	510
PNM Resources Inc.			17,753	505
Questar Corp.			20,685	498
WGL Holdings Inc.			11,560	469
ONE Gas Inc.			11,572	424
				15,101
Total Common Stocks (Cost $162,497)				174,149
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.112%		1,175,548	1,176

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	100	100
Total Temporary Cash Investments (Cost $1,275)				1,276
Total Investments (100.3%) (Cost $163,772)				175,425
Other Assets and Liabilities-Net (-0.3%)[3]				(584)
Net Assets (100%)				174,841

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $617,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $662,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	174,149	—	—
Temporary Cash Investments	1,176	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	175,323	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

S&P Mid-Cap 400 Value Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2014	5	688	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $163,772,000. Net unrealized appreciation of investment securities for tax purposes was $11,653,000, consisting of unrealized gains of $14,147,000 on securities that had risen in value since their purchase and $2,494,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.2%)
*	Live Nation Entertainment Inc.	68,590	1,627
*	Buffalo Wild Wings Inc.	9,062	1,310
	Wolverine World Wide Inc.	48,562	1,256
	Pool Corp.	21,676	1,251
	Jack in the Box Inc.	20,239	1,168
	Cracker Barrel Old Country Store Inc.	11,503	1,157
	Men's Wearhouse Inc.	21,697	1,080
*	Lumber Liquidators Holdings Inc.	13,271	1,031
*	Iconix Brand Group Inc.	23,446	983
	Hillenbrand Inc.	30,450	922
*	Steven Madden Ltd.	28,091	895
*	Jos A Bank Clothiers Inc.	13,503	877
*	Genesco Inc.	11,498	861
	Lithia Motors Inc. Class A	10,867	852
*	Skechers U.S.A. Inc. Class A	19,101	850
	Ryland Group Inc.	22,508	849
	Group 1 Automotive Inc.	10,198	821
*	Marriott Vacations Worldwide Corp.	14,415	817
	Monro Muffler Brake Inc.	14,405	778
*	Dorman Products Inc.	14,614	776
*	Helen of Troy Ltd.	12,872	746
	Texas Roadhouse Inc. Class A	28,640	724
*	Meritage Homes Corp.	17,688	709
*	Pinnacle Entertainment Inc.	28,482	703
*	Outerwall Inc.	9,672	684
	Finish Line Inc. Class A	23,583	676
*	Hibbett Sports Inc.	12,402	652
	Papa John's International Inc.	14,918	647
*	Crocs Inc.	42,568	636
*	Vitamin Shoppe Inc.	14,677	631
	DineEquity Inc.	7,807	620
	La-Z-Boy Inc.	25,154	614
^	Buckle Inc.	13,463	604
*	G-III Apparel Group Ltd.	7,999	586
*	Standard Pacific Corp.	72,621	583
	Sturm Ruger & Co. Inc.	9,332	566
	Brown Shoe Co. Inc.	19,832	558
	Matthews International Corp. Class A	13,192	541
*	Sonic Corp.	25,223	525
	Children's Place Retail Stores Inc.	10,723	519
	Drew Industries Inc.	10,617	515
*,^ iRobot Corp.		14,047	496
*	Select Comfort Corp.	26,362	489
*	Red Robin Gourmet Burgers Inc.	6,351	458
	Oxford Industries Inc.	6,983	446
	Sonic Automotive Inc. Class A	16,359	431
	Standard Motor Products Inc.	10,014	416
*	Multimedia Games Holding Co. Inc.	14,187	408
*	Boyd Gaming Corp.	36,249	397

	Scholastic Corp.	12,352	394
	Interval Leisure Group Inc.	19,016	390
*	BJ's Restaurants Inc.	12,107	382
	Cato Corp. Class A	13,061	377
*	Quiksilver Inc.	62,332	370
*	Universal Electronics Inc.	7,520	342
	Movado Group Inc.	8,760	335
*	Winnebago Industries Inc.	13,313	330
*	Barnes & Noble Inc.	17,972	326
*	Francesca's Holdings Corp.	20,177	310
*	American Public Education Inc.	8,566	303
	Capella Education Co.	5,258	301
	Callaway Golf Co.	37,522	301
*	Biglari Holdings Inc.	711	300
	Ethan Allen Interiors Inc.	12,587	295
	Regis Corp.	21,179	291
*	Zumiez Inc.	10,602	291
*	Tuesday Morning Corp.	17,803	288
*	EW Scripps Co. Class A	14,600	285
*	Strayer Education Inc.	5,162	282
	Stage Stores Inc.	15,134	278
*	FTD Cos. Inc.	9,075	271
*	M/I Homes Inc.	11,715	267
*	Pep Boys-Manny Moe & Jack	25,684	262
	Fred's Inc. Class A	16,504	252
	Haverty Furniture Cos. Inc.	9,581	240
	Arctic Cat Inc.	6,350	237
	Nutrisystem Inc.	13,945	230
*	Ruby Tuesday Inc.	27,849	219
	Superior Industries International Inc.	10,997	219
	Ruth's Hospitality Group Inc.	17,293	212
*	Scientific Games Corp. Class A	23,372	209
*	MarineMax Inc.	11,927	192
	Stein Mart Inc.	13,384	181
*	Blue Nile Inc.	5,863	181
*,^ ITT Educational Services Inc.		8,803	152
	Harte-Hanks Inc.	21,083	150
*	Aeropostale Inc.	37,398	146
	Marcus Corp.	8,677	146
	PetMed Express Inc.	9,890	132
*	Career Education Corp.	28,114	131
*	Kirkland's Inc.	7,219	128
*	Christopher & Banks Corp.	17,348	118
	Universal Technical Institute Inc.	10,036	114
*	Sizmek Inc.	11,504	112
*	Perry Ellis International Inc.	6,051	102
	Big 5 Sporting Goods Corp.	8,536	99
*	VOXX International Corp. Class A	9,716	84
	Spartan Motors Inc.	16,891	83
*	Monarch Casino & Resort Inc.	4,641	76
	JAKKS Pacific Inc.	8,566	76
	Blyth Inc.	4,124	36
			48,569
Consumer Staples (3.7%)
*	Darling Ingredients Inc.	79,108	1,581
	Casey's General Stores Inc.	18,533	1,320
*	TreeHouse Foods Inc.	17,572	1,317

* Boston Beer Co. Inc. Class A	4,275	917
Sanderson Farms Inc.	9,788	905
B&G Foods Inc.	25,875	886
J&J Snack Foods Corp.	7,011	657
Andersons Inc.	12,754	650
Snyder's-Lance Inc.	23,539	640
Cal-Maine Foods Inc.	7,191	502
WD-40 Co.	6,930	500
* SpartanNash Co.	18,093	439
* Diamond Foods Inc.	10,652	340
* Annie's Inc.	8,135	266
Inter Parfums Inc.	8,130	243
Calavo Growers Inc.	6,694	209
* Medifast Inc.	5,890	185
* Central Garden and Pet Co. Class A	20,171	161
* Seneca Foods Corp. Class A	3,333	102
* Alliance One International Inc.	39,783	99
		11,919
Energy (4.8%)
Bristow Group Inc.	17,472	1,327
Exterran Holdings Inc.	28,236	1,179
* Stone Energy Corp.	26,392	1,172
* Carrizo Oil & Gas Inc.	19,931	1,145
* PDC Energy Inc.	17,162	1,102
* SEACOR Holdings Inc.	9,130	731
* Hornbeck Offshore Services Inc.	15,625	707
* C&J Energy Services Inc.	22,175	679
Comstock Resources Inc.	21,417	582
* Cloud Peak Energy Inc.	29,486	545
* Pioneer Energy Services Corp.	30,037	478
* Newpark Resources Inc.	41,546	468
Green Plains Inc.	15,082	441
* TETRA Technologies Inc.	37,880	437
* Northern Oil and Gas Inc.	27,360	417
* Matrix Service Co.	12,663	413
* Penn Virginia Corp.	25,386	385
Arch Coal Inc.	101,790	362
* Basic Energy Services Inc.	12,938	352
* Approach Resources Inc.	17,178	335
Tesco Corp.	15,403	328
* Contango Oil & Gas Co.	7,510	323
* Geospace Technologies Corp.	6,297	319
* Era Group Inc.	8,991	263
* ION Geophysical Corp.	61,577	257
* Swift Energy Co.	20,791	226
* PetroQuest Energy Inc.	28,319	173
* Forest Oil Corp.	56,623	139
Gulf Island Fabrication Inc.	6,056	119
		15,404
Financials (21.1%)
LaSalle Hotel Properties	50,202	1,656
Tanger Factory Outlet Centers Inc.	46,001	1,629
EPR Properties	25,510	1,376
* Portfolio Recovery Associates Inc.	24,051	1,342
Post Properties Inc.	26,174	1,339
ProAssurance Corp.	29,136	1,324

* Stifel Financial Corp.	29,230	1,321
Sovran Self Storage Inc.	15,716	1,207
Geo Group Inc.	34,820	1,184
DiamondRock Hospitality Co.	94,405	1,173
Healthcare Realty Trust Inc.	46,360	1,156
Lexington Realty Trust	98,500	1,118
Medical Properties Trust Inc.	81,963	1,108
Cousins Properties Inc.	88,799	1,066
* Texas Capital Bancshares Inc.	20,575	1,053
Financial Engines Inc.	24,626	1,002
UMB Financial Corp.	18,126	1,001
FNB Corp.	79,681	975
MarketAxess Holdings Inc.	18,177	970
Wintrust Financial Corp.	22,222	968
EastGroup Properties Inc.	14,921	950
Glacier Bancorp Inc.	35,957	945
Evercore Partners Inc. Class A	16,753	922
Bank of the Ozarks Inc.	15,536	917
United Bankshares Inc.	30,215	916
Susquehanna Bancshares Inc.	90,551	895
First Financial Bankshares Inc.	14,675	873
PrivateBancorp Inc.	31,515	842
PS Business Parks Inc.	9,724	819
Acadia Realty Trust	26,975	744
RLI Corp.	16,560	739
* First Cash Financial Services Inc.	13,912	731
MB Financial Inc.	26,482	711
Home BancShares Inc.	22,898	699
Parkway Properties Inc.	34,852	696
Community Bank System Inc.	19,510	693
Old National Bancorp	50,804	687
Government Properties Income Trust	26,312	671
LTC Properties Inc.	16,795	667
CVB Financial Corp.	45,275	660
Sabra Health Care REIT Inc.	22,118	648
Cash America International Inc.	13,548	644
Selective Insurance Group Inc.	27,022	642
* Virtus Investment Partners Inc.	3,382	624
Columbia Banking System Inc.	24,657	611
Capstead Mortgage Corp.	46,170	608
Northwest Bancshares Inc.	45,366	604
Pennsylvania REIT	33,120	595
BBCN Bancorp Inc.	38,165	582
First Midwest Bancorp Inc.	36,143	578
Horace Mann Educators Corp.	19,479	569
American Assets Trust Inc.	16,544	567
Pinnacle Financial Partners Inc.	15,979	552
National Penn Bancshares Inc.	53,548	550
Interactive Brokers Group Inc.	23,188	534
Franklin Street Properties Corp.	41,975	526
HFF Inc. Class A	16,037	518
Boston Private Financial Holdings Inc.	38,675	489
* Encore Capital Group Inc.	11,282	488
Retail Opportunity Investments Corp.	30,582	483
NBT Bancorp Inc.	21,089	479
Associated Estates Realty Corp.	27,653	478
* BofI Holding Inc.	5,914	454

First Financial Bancorp	27,801	452
Provident Financial Services Inc.	25,978	440
ViewPoint Financial Group Inc.	17,275	429
Sterling Bancorp	37,824	429
Inland Real Estate Corp.	40,219	427
Independent Bank Corp.	11,425	414
Kite Realty Group Trust	63,459	394
First Commonwealth Financial Corp.	45,172	388
* World Acceptance Corp.	4,695	371
Banner Corp.	9,362	357
Infinity Property & Casualty Corp.	5,567	356
S&T Bancorp Inc.	14,426	350
* Piper Jaffray Cos.	7,836	345
AMERISAFE Inc.	8,925	344
* Investment Technology Group Inc.	17,589	336
* eHealth Inc.	9,035	333
Wilshire Bancorp Inc.	32,955	333
Hanmi Financial Corp.	15,269	325
CoreSite Realty Corp.	10,244	325
City Holding Co.	7,512	325
Stewart Information Services Corp.	10,049	322
* Navigators Group Inc.	5,173	322
* Ezcorp Inc. Class A	26,247	321
Simmons First National Corp. Class A	7,884	320
Employers Holdings Inc.	15,208	320
Safety Insurance Group Inc.	6,193	319
Brookline Bancorp Inc.	33,755	302
* Forestar Group Inc.	16,984	296
Saul Centers Inc.	6,071	292
TrustCo Bank Corp. NY	45,395	292
* United Community Banks Inc.	18,740	287
United Fire Group Inc.	10,342	287
Oritani Financial Corp.	18,815	284
* Green Dot Corp. Class A	14,969	275
Universal Health Realty Income Trust	6,196	268
Cardinal Financial Corp.	15,319	266
Tompkins Financial Corp.	5,734	265
Urstadt Biddle Properties Inc. Class A	12,409	257
Getty Realty Corp.	13,012	254
FXCM Inc. Class A	18,161	243
* First BanCorp	47,521	231
Agree Realty Corp.	7,263	224
Dime Community Bancshares Inc.	14,251	215
Cedar Realty Trust Inc.	33,126	203
HCI Group Inc.	4,866	189
Universal Insurance Holdings Inc.	13,827	173
* Taylor Capital Group Inc.	7,364	156
Meadowbrook Insurance Group Inc.	22,251	152
Bank Mutual Corp.	21,185	128
Calamos Asset Management Inc. Class A	9,403	117
* SWS Group Inc.	14,192	102
Tower Group International Ltd.	19,474	42
		67,765
Health Care (10.7%)
Questcor Pharmaceuticals Inc.	26,865	2,421
* Centene Corp.	27,763	2,069
West Pharmaceutical Services Inc.	33,903	1,427

* PAREXEL International Corp.	27,282	1,376
* Akorn Inc.	34,550	966
* Medidata Solutions Inc.	24,591	951
* Medicines Co.	31,213	871
* Impax Laboratories Inc.	31,293	869
* MWI Veterinary Supply Inc.	6,202	865
* Prestige Brands Holdings Inc.	25,029	856
* Haemonetics Corp.	25,025	852
* Air Methods Corp.	16,993	819
* Magellan Health Services Inc.	13,246	807
^ Chemed Corp.	8,536	752
* NuVasive Inc.	22,140	738
* Amsurg Corp. Class A	15,650	709
* Cyberonics Inc.	11,629	707
* Neogen Corp.	17,618	666
* Ligand Pharmaceuticals Inc.	9,935	663
* Acorda Therapeutics Inc.	19,879	654
Kindred Healthcare Inc.	26,005	645
* Molina Healthcare Inc.	13,726	592
CONMED Corp.	13,101	588
Cantel Medical Corp.	16,112	560
* Greatbatch Inc.	11,852	554
* Integra LifeSciences Holdings Corp.	11,373	511
* Hanger Inc.	16,738	509
* Omnicell Inc.	17,125	454
Ensign Group Inc.	9,467	444
Abaxis Inc.	10,137	419
Meridian Bioscience Inc.	19,942	407
Analogic Corp.	5,957	407
* ICU Medical Inc.	6,516	391
* ABIOMED Inc.	17,141	391
* PharMerica Corp.	14,311	388
* IPC The Hospitalist Co. Inc.	8,190	358
Quality Systems Inc.	21,324	332
* Natus Medical Inc.	13,389	330
Computer Programs & Systems Inc.	5,024	319
* Bio-Reference Labs Inc.	11,836	317
* Cambrex Corp.	14,618	314
* Luminex Corp.	18,146	308
* Emergent Biosolutions Inc.	13,913	302
* Healthways Inc.	17,033	294
* Affymetrix Inc.	35,001	289
* Repligen Corp.	14,434	278
* Momenta Pharmaceuticals Inc.	22,266	276
* Merit Medical Systems Inc.	19,579	275
* Corvel Corp.	5,489	259
* HealthStream Inc.	10,004	257
* Anika Therapeutics Inc.	5,405	253
* AMN Healthcare Services Inc.	22,175	248
Invacare Corp.	13,900	229
* Amedisys Inc.	15,636	228
Landauer Inc.	4,616	219
* Spectrum Pharmaceuticals Inc.	26,471	206
* Cynosure Inc. Class A	9,375	204
* Gentiva Health Services Inc.	13,705	187
* Symmetry Medical Inc.	18,030	159
* Albany Molecular Research Inc.	8,865	140

* SurModics Inc.	6,464	138
* LHC Group Inc.	5,796	118
CryoLife Inc.	12,395	109
* Almost Family Inc.	4,077	84
* Cross Country Healthcare Inc.	12,864	74
		34,402
Industrials (15.6%)
Toro Co.	27,155	1,754
* Teledyne Technologies Inc.	18,120	1,717
* Moog Inc. Class A	21,866	1,576
EnerSys Inc.	22,732	1,569
Curtiss-Wright Corp.	23,147	1,542
EMCOR Group Inc.	32,257	1,436
Actuant Corp. Class A	35,017	1,244
Healthcare Services Group Inc.	33,876	1,008
Applied Industrial Technologies Inc.	20,273	965
Mobile Mini Inc.	19,771	861
Barnes Group Inc.	22,777	851
Tetra Tech Inc.	31,348	834
Allegiant Travel Co. Class A	7,083	815
* EnPro Industries Inc.	10,932	802
* Hub Group Inc. Class A	16,826	791
* On Assignment Inc.	22,406	790
Mueller Industries Inc.	27,327	788
Watts Water Technologies Inc. Class A	13,787	769
* Orbital Sciences Corp.	29,185	764
United Stationers Inc.	19,092	760
* Korn/Ferry International	23,990	729
UniFirst Corp.	7,335	726
Franklin Electric Co. Inc.	18,836	721
Knight Transportation Inc.	29,143	710
ABM Industries Inc.	24,997	682
Forward Air Corp.	14,775	663
Simpson Manufacturing Co. Inc.	19,783	658
CIRCOR International Inc.	8,462	645
Brady Corp. Class A	22,542	612
General Cable Corp.	23,764	606
* WageWorks Inc.	14,399	583
Tennant Co.	8,950	572
Kaman Corp.	12,953	551
AZZ Inc.	12,302	548
* TrueBlue Inc.	19,896	541
Lindsay Corp.	6,226	525
* GenCorp Inc.	28,042	522
Heartland Express Inc.	24,099	521
Interface Inc. Class A	28,239	515
* Saia Inc.	11,758	512
Matson Inc.	20,669	508
Albany International Corp.	13,553	505
ArcBest Corp.	11,757	503
G&K Services Inc. Class A	9,593	497
Cubic Corp.	10,050	489
* Dycom Industries Inc.	16,257	484
Universal Forest Products Inc.	9,605	466
Briggs & Stratton Corp.	22,628	466
AAR Corp.	19,030	462
Standex International Corp.	6,128	453

Exponent Inc.	6,282	444
* Atlas Air Worldwide Holdings Inc.	12,137	444
* Aegion Corp. Class A	18,245	437
Encore Wire Corp.	8,942	435
UTi Worldwide Inc.	44,081	430
ESCO Technologies Inc.	12,742	428
AAON Inc.	13,442	419
Apogee Enterprises Inc.	13,862	417
Federal Signal Corp.	30,206	414
Titan International Inc.	25,726	407
* Navigant Consulting Inc.	23,547	396
John Bean Technologies Corp.	13,263	379
Astec Industries Inc.	8,982	359
* DXP Enterprises Inc.	5,106	355
Insperity Inc.	10,913	349
* Taser International Inc.	25,202	334
* Engility Holdings Inc.	8,358	323
Quanex Building Products Corp.	17,964	320
* Roadrunner Transportation Systems Inc.	12,080	316
* Aerovironment Inc.	9,487	305
Comfort Systems USA Inc.	18,048	298
SkyWest Inc.	24,837	284
Powell Industries Inc.	4,480	277
American Science & Engineering Inc.	3,757	252
Griffon Corp.	21,066	246
Kelly Services Inc. Class A	13,189	234
Resources Connection Inc.	18,655	231
Aceto Corp.	12,917	225
* Lydall Inc.	8,075	223
* Gibraltar Industries Inc.	14,041	223
Viad Corp.	9,702	223
National Presto Industries Inc.	2,379	168
* American Woodmark Corp.	5,821	161
* Orion Marine Group Inc.	13,151	149
Heidrick & Struggles International Inc.	7,723	144
* PGT Inc.	15,201	131
CDI Corp.	7,041	98
* Vicor Corp.	9,034	67
		49,956
Information Technology (18.2%)
* ARRIS Group Inc.	56,919	1,885
Belden Inc.	20,955	1,509
MAXIMUS Inc.	32,706	1,461
* Cognex Corp.	39,763	1,431
Anixter International Inc.	12,856	1,324
* TriQuint Semiconductor Inc.	78,899	1,228
* Manhattan Associates Inc.	36,789	1,194
* Synaptics Inc.	17,121	1,166
* Microsemi Corp.	45,616	1,110
* ViaSat Inc.	20,414	1,107
* GT Advanced Technologies Inc.	65,323	1,101
* Tyler Technologies Inc.	13,990	1,093
j2 Global Inc.	21,386	1,013
Littelfuse Inc.	10,851	951
* Take-Two Interactive Software Inc.	44,932	927
* Electronics For Imaging Inc.	22,678	923
Hittite Microwave Corp.	15,148	891

* SYNNEX Corp.	12,732	842
* Dealertrack Technologies Inc.	20,932	831
* Sanmina Corp.	39,867	811
* CACI International Inc. Class A	11,314	808
* OpenTable Inc.	11,293	765
Blackbaud Inc.	22,248	762
MKS Instruments Inc.	25,721	742
Power Integrations Inc.	14,593	734
Heartland Payment Systems Inc.	17,676	733
* Coherent Inc.	11,963	718
* NetScout Systems Inc.	17,949	698
* Plexus Corp.	16,320	681
* Monolithic Power Systems Inc.	16,920	665
* Cirrus Logic Inc.	30,000	664
* Veeco Instruments Inc.	19,177	639
* Cardtronics Inc.	21,413	621
* MicroStrategy Inc. Class A	4,359	615
* Benchmark Electronics Inc.	25,861	600
* NETGEAR Inc.	17,651	580
* Insight Enterprises Inc.	20,015	544
* Progress Software Corp.	24,795	539
* Rogers Corp.	8,609	536
Methode Electronics Inc.	17,104	533
* Bottomline Technologies de Inc.	18,036	520
Tessera Technologies Inc.	23,040	518
* Kulicke & Soffa Industries Inc.	36,775	518
* OSI Systems Inc.	9,064	516
* ScanSource Inc.	13,717	509
* Cabot Microelectronics Corp.	11,779	507
* iGATE Corp.	14,126	493
MTS Systems Corp.	7,357	487
Monotype Imaging Holdings Inc.	18,882	486
* Diodes Inc.	17,554	486
* comScore Inc.	15,477	483
NIC Inc.	28,954	480
* Synchronoss Technologies Inc.	14,679	466
* LogMeIn Inc.	10,948	466
* Measurement Specialties Inc.	7,301	464
CSG Systems International Inc.	16,406	431
* Virtusa Corp.	12,471	427
* QLogic Corp.	42,053	418
* ExlService Holdings Inc.	14,680	416
* Interactive Intelligence Group Inc.	7,575	384
* Blucora Inc.	20,220	384
* Sykes Enterprises Inc.	18,794	379
* II-VI Inc.	26,389	355
* Advanced Energy Industries Inc.	18,101	354
* Newport Corp.	18,964	351
* FARO Technologies Inc.	8,237	350
* Super Micro Computer Inc.	16,138	347
Badger Meter Inc.	6,989	346
* Harmonic Inc.	47,728	346
* Ultratech Inc.	13,418	341
ManTech International Corp. Class A	11,469	338
* Ixia	27,338	318
* Rofin-Sinar Technologies Inc.	13,633	317
Brooks Automation Inc.	32,274	313

* CalAmp Corp.	16,045	306
* Perficient Inc.	16,413	289
CTS Corp.	16,162	283
Park Electrochemical Corp.	10,070	270
* Checkpoint Systems Inc.	20,162	262
* Exar Corp.	23,059	251
* Monster Worldwide Inc.	44,161	250
* Tangoe Inc.	16,404	245
^ Ebix Inc.	15,509	243
* Fabrinet	12,684	241
Comtech Telecommunications Corp.	7,375	241
* TeleTech Holdings Inc.	9,082	240
Micrel Inc.	21,669	231
Daktronics Inc.	18,521	230
* Stamps.com Inc.	7,101	229
Forrester Research Inc.	6,038	228
* LivePerson Inc.	23,810	227
* Digital River Inc.	13,611	214
* TTM Technologies Inc.	26,588	199
* Liquidity Services Inc.	12,457	192
* Mercury Systems Inc.	16,195	190
* Nanometrics Inc.	10,965	188
Black Box Corp.	7,449	182
Epiq Systems Inc.	14,883	179
* Ceva Inc.	10,679	167
* VASCO Data Security International Inc.	14,125	157
* Rudolph Technologies Inc.	15,942	151
* CIBER Inc.	32,413	151
* DTS Inc.	8,226	149
* Oplink Communications Inc.	8,768	148
* Entropic Communications Inc.	44,419	146
* XO Group Inc.	12,162	138
Bel Fuse Inc. Class B	4,714	129
* Dice Holdings Inc.	18,106	128
Cohu Inc.	11,274	121
* Digi International Inc.	12,348	110
* Procera Networks Inc.	10,078	97
* Agilysys Inc.	6,678	97
* Kopin Corp.	30,165	96
* Rubicon Technology Inc.	10,994	93
* DSP Group Inc.	11,063	93
Electro Scientific Industries Inc.	12,504	91
* Pericom Semiconductor Corp.	10,080	90
* Intevac Inc.	11,634	86
* QuinStreet Inc.	14,046	78
* Higher One Holdings Inc.	15,498	58
* Sigma Designs Inc.	7,756	27
		58,500
Materials (6.2%)
US Silica Holdings Inc.	25,802	1,305
HB Fuller Co.	24,175	1,156
* KapStone Paper and Packaging Corp.	38,710	1,125
* Stillwater Mining Co.	57,761	971
* Texas Industries Inc.	10,362	890
Balchem Corp.	14,606	805
* SunCoke Energy Inc.	33,563	674
* Clearwater Paper Corp.	10,074	625

* Flotek Industries Inc.	22,028	625
Globe Specialty Metals Inc.	30,855	617
Schweitzer-Mauduit International Inc.	14,612	609
Kaiser Aluminum Corp.	8,679	594
Innophos Holdings Inc.	10,748	564
* Calgon Carbon Corp.	25,912	556
PH Glatfelter Co.	20,789	547
A Schulman Inc.	14,006	493
Stepan Co.	9,191	492
OM Group Inc.	15,465	476
Quaker Chemical Corp.	6,359	471
* Headwaters Inc.	35,230	456
* AK Steel Holding Corp.	65,634	402
* Boise Cascade Co.	15,113	395
* RTI International Metals Inc.	14,666	393
* Kraton Performance Polymers Inc.	15,606	388
Neenah Paper Inc.	7,940	387
Koppers Holdings Inc.	9,902	360
* LSB Industries Inc.	9,289	355
Materion Corp.	9,958	339
* Century Aluminum Co.	24,750	338
Deltic Timber Corp.	5,407	331
Haynes International Inc.	5,943	316
Myers Industries Inc.	12,837	273
Tredegar Corp.	12,060	256
Wausau Paper Corp.	23,847	254
Zep Inc.	11,152	195
FutureFuel Corp.	10,972	189
American Vanguard Corp.	12,233	186
Hawkins Inc.	4,504	163
Olympic Steel Inc.	4,429	105
* AM Castle & Co.	8,362	101
		19,777
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	100,984	399
* 8x8 Inc.	39,719	299
Atlantic Tele-Network Inc.	4,787	267
* General Communication Inc. Class A	14,780	167
USA Mobility Inc.	10,418	161
* Cbeyond Inc.	13,609	134
Lumos Networks Corp.	8,514	128
NTELOS Holdings Corp.	7,482	94
		1,649
Utilities (3.8%)
Piedmont Natural Gas Co. Inc.	37,552	1,344
UNS Energy Corp.	20,033	1,213
Southwest Gas Corp.	22,370	1,171
New Jersey Resources Corp.	20,271	1,115
UIL Holdings Corp.	27,281	1,009
ALLETE Inc.	18,380	913
South Jersey Industries Inc.	15,805	909
Avista Corp.	29,027	909
NorthWestern Corp.	18,708	898
El Paso Electric Co.	19,445	741
Laclede Group Inc.	14,652	684
Northwest Natural Gas Co.	13,056	591

American States Water Co.			18,757	568
				12,065
Total Common Stocks (Cost $272,690)				320,006
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.112%		654,800	655

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	200	200
Total Temporary Cash Investments (Cost $855)				855
Total Investments (100.1%) (Cost $273,545)				320,861
Other Assets and Liabilities-Net (-0.1%)[3]				(252)
Net Assets (100%)				320,609
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $629,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $655,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	320,006	—	—
Temporary Cash Investments	655	200	—
Futures Contracts—Liabilities[1]	1	—	—
Total	320,662	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	3	340	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $273,545,000. Net unrealized appreciation of investment securities for tax purposes was $47,316,000, consisting of unrealized gains of $54,292,000 on securities that had risen in value since their purchase and $6,976,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.7%)
* Genesco Inc.	5,224	391
* Skechers U.S.A. Inc. Class A	8,692	387
Group 1 Automotive Inc.	4,623	372
* Marriott Vacations Worldwide Corp.	6,554	371
* Live Nation Entertainment Inc.	13,703	325
* Meritage Homes Corp.	8,052	323
Finish Line Inc. Class A	10,753	308
* Crocs Inc.	19,411	290
* Vitamin Shoppe Inc.	6,691	288
* Standard Pacific Corp.	32,881	264
Pool Corp.	4,538	262
* Jos A Bank Clothiers Inc.	3,988	259
Brown Shoe Co. Inc.	8,992	253
Men's Wearhouse Inc.	5,041	251
Jack in the Box Inc.	4,316	249
Cracker Barrel Old Country Store Inc.	2,454	247
Children's Place Retail Stores Inc.	4,882	236
Sonic Automotive Inc. Class A	7,479	197
Scholastic Corp.	5,648	180
* BJ's Restaurants Inc.	5,470	173
DineEquity Inc.	2,164	172
Cato Corp. Class A	5,901	170
* Quiksilver Inc.	28,392	169
Buckle Inc.	3,687	165
Matthews International Corp. Class A	3,607	148
* Barnes & Noble Inc.	8,139	148
Ryland Group Inc.	3,881	146
* Select Comfort Corp.	7,803	145
* Hibbett Sports Inc.	2,716	143
Callaway Golf Co.	16,956	136
* Biglari Holdings Inc.	321	135
Ethan Allen Interiors Inc.	5,705	134
* Helen of Troy Ltd.	2,282	132
Regis Corp.	9,568	132
Monro Muffler Brake Inc.	2,422	131
* Strayer Education Inc.	2,366	129
Stage Stores Inc.	6,836	126
* FTD Cos. Inc.	4,148	124
* M/I Homes Inc.	5,357	122
* G-III Apparel Group Ltd.	1,666	122
* Pep Boys-Manny Moe & Jack	11,646	119
Fred's Inc. Class A	7,494	114
* Outerwall Inc.	1,502	106
Superior Industries International Inc.	5,051	101
* Ruby Tuesday Inc.	12,655	100
* iRobot Corp.	2,731	97
Standard Motor Products Inc.	2,217	92
* Boyd Gaming Corp.	8,272	91
Stein Mart Inc.	6,150	83

Interval Leisure Group Inc.	3,909	80
* Tuesday Morning Corp.	4,663	75
Oxford Industries Inc.	1,171	75
Harte-Hanks Inc.	9,598	68
* Aeropostale Inc.	17,207	67
Marcus Corp.	3,975	67
* Career Education Corp.	12,646	59
Haverty Furniture Cos. Inc.	2,287	57
* Zumiez Inc.	2,047	56
* Christopher & Banks Corp.	7,984	54
Universal Technical Institute Inc.	4,647	53
* Sizmek Inc.	5,124	50
Nutrisystem Inc.	2,888	48
* Perry Ellis International Inc.	2,733	46
Big 5 Sporting Goods Corp.	3,931	46
* VOXX International Corp. Class A	4,314	37
Spartan Motors Inc.	7,543	37
PetMed Express Inc.	2,719	36
* Blue Nile Inc.	1,149	35
JAKKS Pacific Inc.	3,779	33
* ITT Educational Services Inc.	1,843	32
Blyth Inc.	1,845	16
		10,485
Consumer Staples (4.2%)
* TreeHouse Foods Inc.	8,000	600
Sanderson Farms Inc.	4,452	412
Snyder's-Lance Inc.	10,732	292
Casey's General Stores Inc.	3,965	282
* Darling Ingredients Inc.	12,606	252
Cal-Maine Foods Inc.	3,276	229
B&G Foods Inc.	5,880	201
* SpartanNash Co.	8,269	201
J&J Snack Foods Corp.	1,757	165
Andersons Inc.	2,557	130
* Medifast Inc.	2,653	83
* Diamond Foods Inc.	2,509	80
* Central Garden and Pet Co. Class A	9,198	73
* Annie's Inc.	2,090	68
Calavo Growers Inc.	1,710	54
* Seneca Foods Corp. Class A	1,549	47
* Alliance One International Inc.	17,939	45
		3,214
Energy (5.0%)
Exterran Holdings Inc.	12,861	537
Bristow Group Inc.	4,532	344
* SEACOR Holdings Inc.	4,156	333
* Hornbeck Offshore Services Inc.	7,122	322
* PDC Energy Inc.	4,144	266
Comstock Resources Inc.	9,752	265
* Cloud Peak Energy Inc.	13,349	247
* Pioneer Energy Services Corp.	13,709	218
Green Plains Inc.	6,888	201
* TETRA Technologies Inc.	17,296	199
Arch Coal Inc.	46,536	166
* Approach Resources Inc.	7,773	152
* Contango Oil & Gas Co.	3,396	146

* Swift Energy Co.	9,530	103
* Penn Virginia Corp.	5,687	86
* Basic Energy Services Inc.	2,759	75
* ION Geophysical Corp.	16,870	70
* PetroQuest Energy Inc.	8,756	54
Gulf Island Fabrication Inc.	2,701	53
* Forest Oil Corp.	15,639	39
		3,876
Financials (21.7%)
EPR Properties	11,602	626
ProAssurance Corp.	13,260	603
Geo Group Inc.	15,804	538
Healthcare Realty Trust Inc.	21,043	525
Cousins Properties Inc.	40,458	486
FNB Corp.	36,320	445
Wintrust Financial Corp.	10,129	441
United Bankshares Inc.	13,718	416
Susquehanna Bancshares Inc.	41,094	406
Post Properties Inc.	7,621	390
LaSalle Hotel Properties	11,625	384
Tanger Factory Outlet Centers Inc.	10,461	371
Lexington Realty Trust	29,966	340
Sovran Self Storage Inc.	4,065	312
Government Properties Income Trust	11,996	306
Cash America International Inc.	6,164	293
Selective Insurance Group Inc.	12,311	293
Capstead Mortgage Corp.	20,994	277
* Stifel Financial Corp.	6,115	276
Northwest Bancshares Inc.	20,693	275
Pennsylvania REIT	14,997	269
DiamondRock Hospitality Co.	21,425	266
Horace Mann Educators Corp.	8,893	260
Interactive Brokers Group Inc.	10,545	243
Franklin Street Properties Corp.	19,108	239
EastGroup Properties Inc.	3,727	237
UMB Financial Corp.	4,197	232
Acadia Realty Trust	8,088	223
NBT Bancorp Inc.	9,616	218
First Financial Bancorp	12,607	205
Provident Financial Services Inc.	11,770	199
Sterling Bancorp	17,282	196
Parkway Properties Inc.	9,508	190
Independent Bank Corp.	5,214	189
LTC Properties Inc.	4,730	188
PS Business Parks Inc.	2,163	182
Kite Realty Group Trust	28,693	178
Community Bank System Inc.	4,885	173
Medical Properties Trust Inc.	12,316	167
RLI Corp.	3,693	165
Banner Corp.	4,276	163
Infinity Property & Casualty Corp.	2,521	161
S&T Bancorp Inc.	6,519	158
* Piper Jaffray Cos.	3,545	156
CVB Financial Corp.	10,519	153
Hanmi Financial Corp.	6,961	148
National Penn Bancshares Inc.	14,397	148
Stewart Information Services Corp.	4,587	147

Associated Estates Realty Corp.	8,455	146
* Ezcorp Inc. Class A	11,919	146
* Navigators Group Inc.	2,336	146
Simmons First National Corp. Class A	3,564	145
Safety Insurance Group Inc.	2,800	144
Old National Bancorp	10,412	141
Brookline Bancorp Inc.	15,443	138
United Fire Group Inc.	4,727	131
American Assets Trust Inc.	3,687	126
Tompkins Financial Corp.	2,586	119
ViewPoint Financial Group Inc.	4,649	116
Getty Realty Corp.	5,850	114
FXCM Inc. Class A	8,324	111
Agree Realty Corp.	3,277	101
Dime Community Bancshares Inc.	6,438	97
Cedar Realty Trust Inc.	14,909	92
Columbia Banking System Inc.	3,485	86
TrustCo Bank Corp. NY	13,060	84
First Commonwealth Financial Corp.	9,278	80
City Holding Co.	1,829	79
Urstadt Biddle Properties Inc. Class A	3,637	75
* First BanCorp	14,600	71
Cardinal Financial Corp.	4,075	71
* World Acceptance Corp.	894	71
Meadowbrook Insurance Group Inc.	10,215	70
Saul Centers Inc.	1,420	68
* Green Dot Corp. Class A	3,594	66
Inland Real Estate Corp.	5,694	60
* Investment Technology Group Inc.	3,107	59
Universal Health Realty Income Trust	1,218	53
Calamos Asset Management Inc. Class A	4,173	52
AMERISAFE Inc.	1,267	49
* SWS Group Inc.	6,397	46
* Taylor Capital Group Inc.	1,240	26
Bank Mutual Corp.	3,581	22
Universal Insurance Holdings Inc.	1,544	19
Tower Group International Ltd.	8,478	18
		16,694
Health Care (7.8%)
* Centene Corp.	12,630	941
* Impax Laboratories Inc.	14,220	395
* Magellan Health Services Inc.	6,023	367
Chemed Corp.	3,886	342
Kindred Healthcare Inc.	11,862	294
* Molina Healthcare Inc.	6,249	269
CONMED Corp.	5,964	268
* PAREXEL International Corp.	5,211	263
* Haemonetics Corp.	6,597	225
* ICU Medical Inc.	2,944	177
* PharMerica Corp.	6,514	177
* Integra LifeSciences Holdings Corp.	3,060	138
* Healthways Inc.	7,695	133
* Hanger Inc.	4,344	132
* Merit Medical Systems Inc.	8,902	125
* AMN Healthcare Services Inc.	10,148	114
Invacare Corp.	6,316	104
* Amedisys Inc.	7,115	104

* Greatbatch Inc.	2,215	103
Abaxis Inc.	2,429	100
* Amsurg Corp. Class A	2,207	100
Analogic Corp.	1,447	99
* Emergent Biosolutions Inc.	3,944	86
Meridian Bioscience Inc.	4,189	85
* Bio-Reference Labs Inc.	3,082	82
* Symmetry Medical Inc.	8,219	72
Quality Systems Inc.	4,524	70
Ensign Group Inc.	1,477	69
* Affymetrix Inc.	8,261	68
* Luminex Corp.	4,004	68
* Momenta Pharmaceuticals Inc.	5,485	68
Computer Programs & Systems Inc.	1,034	66
* LHC Group Inc.	2,661	54
Landauer Inc.	1,126	53
* Gentiva Health Services Inc.	3,884	53
* Almost Family Inc.	1,831	38
* Cross Country Healthcare Inc.	5,983	35
* Cynosure Inc. Class A	1,497	33
* Albany Molecular Research Inc.	949	15
		5,985
Industrials (17.3%)
Curtiss-Wright Corp.	10,527	701
EMCOR Group Inc.	14,671	653
Applied Industrial Technologies Inc.	9,199	438
Tetra Tech Inc.	14,238	379
Actuant Corp. Class A	10,210	363
* Hub Group Inc. Class A	7,639	359
Mueller Industries Inc.	12,423	358
* Teledyne Technologies Inc.	3,713	352
United Stationers Inc.	8,685	346
* Korn/Ferry International	10,902	331
Toro Co.	5,069	327
ABM Industries Inc.	11,389	311
* Moog Inc. Class A	3,878	279
General Cable Corp.	10,812	276
Kaman Corp.	5,888	250
Matson Inc.	9,412	231
* EnPro Industries Inc.	3,087	227
Cubic Corp.	4,579	223
Universal Forest Products Inc.	4,373	212
Briggs & Stratton Corp.	10,305	212
AAR Corp.	8,675	211
Standex International Corp.	2,797	207
Watts Water Technologies Inc. Class A	3,699	206
UniFirst Corp.	2,036	201
Healthcare Services Group Inc.	6,762	201
* Atlas Air Worldwide Holdings Inc.	5,489	201
* Aegion Corp. Class A	8,324	200
ESCO Technologies Inc.	5,808	195
UTi Worldwide Inc.	19,980	195
Knight Transportation Inc.	7,955	194
* Orbital Sciences Corp.	7,300	191
Simpson Manufacturing Co. Inc.	5,675	189
Titan International Inc.	11,743	186
Brady Corp. Class A	6,790	184

Astec Industries Inc.	4,109	164
Barnes Group Inc.	4,346	162
Insperity Inc.	4,976	159
Forward Air Corp.	3,502	157
Quanex Building Products Corp.	8,218	146
* Engility Holdings Inc.	3,777	146
Albany International Corp.	3,710	138
Interface Inc. Class A	7,575	138
SkyWest Inc.	11,261	129
Lindsay Corp.	1,501	127
Franklin Electric Co. Inc.	3,171	121
Heartland Express Inc.	5,589	121
G&K Services Inc. Class A	2,186	113
Griffon Corp.	9,615	112
ArcBest Corp.	2,608	112
Kelly Services Inc. Class A	5,988	106
Resources Connection Inc.	8,558	106
Viad Corp.	4,467	103
* Gibraltar Industries Inc.	6,333	100
* WageWorks Inc.	2,428	98
Tennant Co.	1,459	93
* TrueBlue Inc.	3,153	86
* Aerovironment Inc.	2,641	85
Exponent Inc.	1,119	79
American Science & Engineering Inc.	1,142	77
National Presto Industries Inc.	1,073	76
* Navigant Consulting Inc.	4,426	75
John Bean Technologies Corp.	2,521	72
* Orion Marine Group Inc.	5,992	68
Heidrick & Struggles International Inc.	3,532	66
Encore Wire Corp.	1,310	64
Powell Industries Inc.	991	61
Comfort Systems USA Inc.	3,627	60
* Roadrunner Transportation Systems Inc.	1,925	50
* Lydall Inc.	1,700	47
CDI Corp.	3,160	44
* American Woodmark Corp.	1,274	35
Aceto Corp.	1,175	21
* Vicor Corp.	2,024	15
		13,321
Information Technology (15.6%)
Anixter International Inc.	5,852	603
* TriQuint Semiconductor Inc.	35,900	559
* SYNNEX Corp.	5,790	383
* Sanmina Corp.	18,147	369
* CACI International Inc. Class A	5,144	367
MKS Instruments Inc.	11,704	338
* Plexus Corp.	7,439	311
* Veeco Instruments Inc.	8,735	291
* ARRIS Group Inc.	8,550	283
* Benchmark Electronics Inc.	11,772	273
* Take-Two Interactive Software Inc.	13,064	269
* NETGEAR Inc.	7,992	263
* Insight Enterprises Inc.	9,100	247
* Kulicke & Soffa Industries Inc.	16,748	236
Hittite Microwave Corp.	3,989	235
* ScanSource Inc.	6,249	232

* Diodes Inc.	7,985	221
* GT Advanced Technologies Inc.	13,054	220
Littelfuse Inc.	2,363	207
* Microsemi Corp.	8,307	202
* QLogic Corp.	19,062	189
* ViaSat Inc.	3,439	186
* Cirrus Logic Inc.	8,060	178
* NetScout Systems Inc.	4,240	165
* II-VI Inc.	11,943	161
* Super Micro Computer Inc.	7,284	157
Heartland Payment Systems Inc.	3,701	153
ManTech International Corp.	5,197	153
* Coherent Inc.	2,395	144
* Rofin-Sinar Technologies Inc.	6,176	144
* Monolithic Power Systems Inc.	3,627	142
Brooks Automation Inc.	14,610	142
Tessera Technologies Inc.	6,182	139
* Progress Software Corp.	6,332	138
* Cabot Microelectronics Corp.	3,160	136
Power Integrations Inc.	2,586	130
* OSI Systems Inc.	2,259	129
* Rogers Corp.	1,999	124
Park Electrochemical Corp.	4,572	123
* Bottomline Technologies de Inc.	4,161	120
* Checkpoint Systems Inc.	9,073	118
* Monster Worldwide Inc.	19,944	113
Comtech Telecommunications Corp.	3,360	110
Ebix Inc.	7,016	110
Micrel Inc.	9,867	105
* Ultratech Inc.	4,046	103
* ExlService Holdings Inc.	3,618	103
* Newport Corp.	4,891	91
* TTM Technologies Inc.	11,961	90
* Liquidity Services Inc.	5,733	88
* Mercury Systems Inc.	7,289	85
Black Box Corp.	3,428	84
* Sykes Enterprises Inc.	4,108	83
Badger Meter Inc.	1,673	83
* Fabrinet	4,151	79
CSG Systems International Inc.	2,844	75
* VASCO Data Security International Inc.	6,389	71
* CIBER Inc.	14,942	69
* Ixia	5,930	69
* Rudolph Technologies Inc.	7,221	68
* Oplink Communications Inc.	3,964	67
* Tangoe Inc.	4,398	66
* TeleTech Holdings Inc.	2,284	60
Bel Fuse Inc. Class B	2,169	60
* LivePerson Inc.	5,923	56
* Digital River Inc.	3,580	56
Cohu Inc.	5,131	55
* Exar Corp.	5,021	55
* Nanometrics Inc.	3,119	54
CTS Corp.	2,956	52
* Ceva Inc.	3,221	50
* Digi International Inc.	5,666	50
Forrester Research Inc.	1,255	47

* Entropic Communications Inc.	13,204	43
* Rubicon Technology Inc.	4,925	42
* Pericom Semiconductor Corp.	4,566	41
* DTS Inc.	1,762	32
Electro Scientific Industries Inc.	3,873	28
* Kopin Corp.	8,834	28
* Procera Networks Inc.	2,619	25
* Intevac Inc.	3,379	25
Epiq Systems Inc.	2,036	25
* QuinStreet Inc.	4,219	23
* DSP Group Inc.	2,760	23
* Dice Holdings Inc.	3,126	22
* Agilysys Inc.	1,262	18
* Higher One Holdings Inc.	4,583	17
* Sigma Designs Inc.	3,457	12
		11,991
Materials (6.8%)
* Clearwater Paper Corp.	4,584	285
* Stillwater Mining Co.	16,521	278
Kaiser Aluminum Corp.	3,949	270
Innophos Holdings Inc.	4,899	257
PH Glatfelter Co.	9,458	249
* Texas Industries Inc.	2,635	226
A Schulman Inc.	6,382	225
Stepan Co.	4,162	223
OM Group Inc.	7,013	216
* Boise Cascade Co.	6,903	181
* Kraton Performance Polymers Inc.	7,136	178
Neenah Paper Inc.	3,589	175
Koppers Holdings Inc.	4,523	164
Schweitzer-Mauduit International Inc.	3,931	164
* SunCoke Energy Inc.	8,101	163
* LSB Industries Inc.	4,199	160
Materion Corp.	4,520	154
* Century Aluminum Co.	11,279	154
Globe Specialty Metals Inc.	7,575	151
Haynes International Inc.	2,715	144
* AK Steel Holding Corp.	19,459	119
Tredegar Corp.	5,517	117
* Calgon Carbon Corp.	5,418	116
Wausau Paper Corp.	10,904	116
Quaker Chemical Corp.	1,360	101
* Headwaters Inc.	7,718	100
Zep Inc.	5,049	88
Deltic Timber Corp.	1,418	87
Hawkins Inc.	2,068	75
Myers Industries Inc.	3,251	69
* RTI International Metals Inc.	2,541	68
Olympic Steel Inc.	1,995	47
* AM Castle & Co.	3,761	45
FutureFuel Corp.	1,979	34
		5,199
Telecommunication Services (0.7%)
* Cincinnati Bell Inc.	45,759	181
Atlantic Tele-Network Inc.	2,176	122
USA Mobility Inc.	4,761	73

* Cbeyond Inc.		6,141	61
* General Communication Inc. Class A		3,119	35
NTELOS Holdings Corp.		2,087	26
			498
Utilities (7.0%)
Piedmont Natural Gas Co. Inc.		17,085	611
UNS Energy Corp.		9,127	553
Southwest Gas Corp.		10,192	534
New Jersey Resources Corp.		9,237	508
UIL Holdings Corp.		12,377	458
ALLETE Inc.		8,342	414
South Jersey Industries Inc.		7,177	413
Avista Corp.		13,177	412
NorthWestern Corp.		8,498	408
El Paso Electric Co.		8,856	337
Laclede Group Inc.		6,678	312
Northwest Natural Gas Co.		5,940	269
American States Water Co.		5,011	152
			5,381
Total Common Stocks (Cost $74,942)			76,644
	Coupon
Temporary Cash Investment (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost $97)	0.112%	97,427	97
Total Investments (99.9%) (Cost $75,039)			76,741
Other Assets and Liabilities-Net (0.1%)			67
Net Assets (100%)			76,808

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Small-Cap 600 Value Index Fund

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	1	113	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2014, the cost of investment securities for tax purposes was $75,039,000. Net unrealized appreciation of investment securities for tax purposes was $1,702,000, consisting of unrealized gains of $4,496,000 on securities that had risen in value since their purchase and $2,794,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of May 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.8%)
* Buffalo Wild Wings Inc.	3,518	508
Wolverine World Wide Inc.	18,861	488
* Lumber Liquidators Holdings Inc.	5,139	399
* Iconix Brand Group Inc.	9,079	381
Hillenbrand Inc.	11,791	357
* Live Nation Entertainment Inc.	14,879	353
* Steven Madden Ltd.	10,875	346
Lithia Motors Inc. Class A	4,216	331
* Dorman Products Inc.	5,674	301
Texas Roadhouse Inc. Class A	11,138	282
* Pinnacle Entertainment Inc.	11,087	274
Pool Corp.	4,552	263
Papa John's International Inc.	5,805	252
Jack in the Box Inc.	4,158	240
La-Z-Boy Inc.	9,802	239
Cracker Barrel Old Country Store Inc.	2,364	238
Sturm Ruger & Co. Inc.	3,623	220
Men's Wearhouse Inc.	4,138	206
* Sonic Corp.	9,838	205
Ryland Group Inc.	5,409	204
Drew Industries Inc.	4,138	201
Monro Muffler Brake Inc.	3,525	190
* Red Robin Gourmet Burgers Inc.	2,455	177
* Helen of Troy Ltd.	3,049	177
* Outerwall Inc.	2,484	176
* Multimedia Games Holding Co. Inc.	5,543	159
* Universal Electronics Inc.	2,910	132
* Hibbett Sports Inc.	2,513	132
Movado Group Inc.	3,378	129
* Winnebago Industries Inc.	5,188	128
* G-III Apparel Group Ltd.	1,669	122
* Francesca's Holdings Corp.	7,865	121
* Jos A Bank Clothiers Inc.	1,833	119
Capella Education Co.	2,056	118
* American Public Education Inc.	3,298	116
* EW Scripps Co. Class A	5,624	110
* iRobot Corp.	3,092	109
Oxford Industries Inc.	1,701	109
Buckle Inc.	2,097	94
DineEquity Inc.	1,178	93
Arctic Cat Inc.	2,457	92
Matthews International Corp. Class A	2,045	84
Interval Leisure Group Inc.	4,070	83
Ruth's Hospitality Group Inc.	6,737	82
Standard Motor Products Inc.	1,972	82
* Scientific Games Corp. Class A	9,065	81
* Boyd Gaming Corp.	7,083	78
* MarineMax Inc.	4,600	74
* Select Comfort Corp.	3,580	66

* Zumiez Inc.	2,401	66
* Kirkland's Inc.	2,815	50
* Tuesday Morning Corp.	2,978	48
Nutrisystem Inc.	2,899	48
Haverty Furniture Cos. Inc.	1,793	45
* Blue Nile Inc.	1,292	40
* ITT Educational Services Inc.	1,852	32
* Monarch Casino & Resort Inc.	1,832	30
PetMed Express Inc.	1,489	20
		9,900
Consumer Staples (3.2%)
* Darling Ingredients Inc.	19,976	399
* Boston Beer Co. Inc. Class A	1,658	355
Casey's General Stores Inc.	3,820	272
WD-40 Co.	2,684	194
B&G Foods Inc.	5,024	172
Andersons Inc.	2,780	142
J&J Snack Foods Corp.	1,227	115
Inter Parfums Inc.	3,181	95
* Diamond Foods Inc.	1,965	63
* Annie's Inc.	1,403	46
Calavo Growers Inc.	1,143	36
		1,889
Energy (4.5%)
* Stone Energy Corp.	10,249	455
* Carrizo Oil & Gas Inc.	7,741	445
* C&J Energy Services Inc.	8,611	264
Bristow Group Inc.	2,921	222
* PDC Energy Inc.	3,139	201
* Newpark Resources Inc.	16,174	182
* Northern Oil and Gas Inc.	10,657	162
* Matrix Service Co.	4,933	161
Tesco Corp.	5,942	126
* Geospace Technologies Corp.	2,458	125
* Era Group Inc.	3,512	103
* Penn Virginia Corp.	5,046	77
* Basic Energy Services Inc.	2,658	72
* ION Geophysical Corp.	9,528	40
* Forest Oil Corp.	8,823	22
* PetroQuest Energy Inc.	3,331	20
		2,677
Financials (20.5%)
* Portfolio Recovery Associates Inc.	9,336	521
* Texas Capital Bancshares Inc.	7,997	409
Financial Engines Inc.	9,540	388
MarketAxess Holdings Inc.	7,067	377
Glacier Bancorp Inc.	13,920	366
Evercore Partners Inc. Class A	6,498	358
Bank of the Ozarks Inc.	6,032	356
First Financial Bankshares Inc.	5,693	339
PrivateBancorp Inc.	12,226	327
Tanger Factory Outlet Centers Inc.	8,937	317
LaSalle Hotel Properties	9,542	315
Medical Properties Trust Inc.	21,363	289
* First Cash Financial Services Inc.	5,413	284
* Stifel Financial Corp.	6,133	277

MB Financial Inc.	10,294	276
Home BancShares Inc.	8,905	272
Sabra Health Care REIT Inc.	8,602	252
* Virtus Investment Partners Inc.	1,313	242
DiamondRock Hospitality Co.	18,304	227
BBCN Bancorp Inc.	14,878	227
First Midwest Bancorp Inc.	14,097	226
Pinnacle Financial Partners Inc.	6,221	215
Sovran Self Storage Inc.	2,619	201
HFF Inc. Class A	6,208	201
UMB Financial Corp.	3,445	190
* Encore Capital Group Inc.	4,390	190
Boston Private Financial Holdings Inc.	14,979	189
Post Properties Inc.	3,662	187
Retail Opportunity Investments Corp.	11,824	187
* BofI Holding Inc.	2,300	177
EastGroup Properties Inc.	2,605	166
Columbia Banking System Inc.	6,627	164
PS Business Parks Inc.	1,923	162
Old National Bancorp	10,872	147
RLI Corp.	3,284	146
Lexington Realty Trust	12,609	143
* eHealth Inc.	3,486	128
Wilshire Bancorp Inc.	12,714	128
CoreSite Realty Corp.	3,992	127
CVB Financial Corp.	8,630	126
Employers Holdings Inc.	5,858	123
Community Bank System Inc.	3,414	121
Inland Real Estate Corp.	10,821	115
* Forestar Group Inc.	6,530	114
American Assets Trust Inc.	3,275	112
* United Community Banks Inc.	7,226	111
Oritani Financial Corp.	7,349	111
Parkway Properties Inc.	5,408	108
LTC Properties Inc.	2,477	98
Acadia Realty Trust	3,549	98
AMERISAFE Inc.	2,401	92
National Penn Bancshares Inc.	8,521	88
First Commonwealth Financial Corp.	9,693	83
* World Acceptance Corp.	1,049	83
* Investment Technology Group Inc.	4,145	79
HCI Group Inc.	1,894	73
ViewPoint Financial Group Inc.	2,760	69
Associated Estates Realty Corp.	3,542	61
City Holding Co.	1,381	60
Universal Health Realty Income Trust	1,371	59
Saul Centers Inc.	1,156	56
* Green Dot Corp. Class A	2,725	50
Universal Insurance Holdings Inc.	3,968	50
Cardinal Financial Corp.	2,501	43
TrustCo Bank Corp. NY	6,525	42
* Taylor Capital Group Inc.	1,786	38
Urstadt Biddle Properties Inc. Class A	1,667	35
Bank Mutual Corp.	5,037	30
* First BanCorp	6,167	30
		12,051

Health Care (14.0%)
Questcor Pharmaceuticals Inc.	10,431	940
West Pharmaceutical Services Inc.	13,161	554
* Akorn Inc.	13,412	375
* Medidata Solutions Inc.	9,523	368
* Medicines Co.	12,095	337
* MWI Veterinary Supply Inc.	2,407	336
* Prestige Brands Holdings Inc.	9,701	332
* Air Methods Corp.	6,591	318
* PAREXEL International Corp.	6,148	310
* NuVasive Inc.	8,601	287
* Cyberonics Inc.	4,523	275
* Neogen Corp.	6,854	259
* Ligand Pharmaceuticals Inc.	3,860	258
* Acorda Therapeutics Inc.	7,737	254
Cantel Medical Corp.	6,265	218
* Amsurg Corp. Class A	4,198	190
* Omnicell Inc.	6,670	177
* ABIOMED Inc.	6,637	151
* IPC The Hospitalist Co. Inc.	3,194	139
* Haemonetics Corp.	4,079	139
* Natus Medical Inc.	5,216	129
* Greatbatch Inc.	2,723	127
* Cambrex Corp.	5,699	122
Ensign Group Inc.	2,433	114
* Repligen Corp.	5,617	108
* Corvel Corp.	2,112	100
* Anika Therapeutics Inc.	2,114	99
* HealthStream Inc.	3,844	99
Meridian Bioscience Inc.	4,191	86
* Hanger Inc.	2,794	85
* Integra LifeSciences Holdings Corp.	1,816	82
* Spectrum Pharmaceuticals Inc.	10,271	80
Abaxis Inc.	1,840	76
Analogic Corp.	1,088	74
Computer Programs & Systems Inc.	1,080	69
Quality Systems Inc.	4,362	68
* Luminex Corp.	3,579	61
* SurModics Inc.	2,523	54
* Affymetrix Inc.	6,482	54
* Bio-Reference Labs Inc.	1,985	53
* Cynosure Inc. Class A	2,358	51
* Momenta Pharmaceuticals Inc.	3,993	49
* Emergent Biosolutions Inc.	2,065	45
* Albany Molecular Research Inc.	2,698	43
CryoLife Inc.	4,696	41
Landauer Inc.	825	39
* Gentiva Health Services Inc.	2,027	28
		8,253
Industrials (13.6%)
EnerSys Inc.	8,824	609
Toro Co.	6,224	402
* Moog Inc. Class A	5,182	373
* Teledyne Technologies Inc.	3,871	367
Mobile Mini Inc.	7,684	335
Allegiant Travel Co. Class A	2,751	316
* On Assignment Inc.	8,698	307

CIRCOR International Inc.	3,298	251
Healthcare Services Group Inc.	7,353	219
AZZ Inc.	4,783	213
* GenCorp Inc.	10,918	203
* Saia Inc.	4,584	200
Barnes Group Inc.	5,127	192
* Dycom Industries Inc.	6,328	188
Franklin Electric Co. Inc.	4,614	177
Actuant Corp. Class A	4,906	174
AAON Inc.	5,230	163
Apogee Enterprises Inc.	5,401	163
Federal Signal Corp.	11,758	161
* WageWorks Inc.	3,532	143
Tennant Co.	2,216	142
* DXP Enterprises Inc.	1,981	138
* TrueBlue Inc.	5,003	136
* Orbital Sciences Corp.	5,103	134
* Taser International Inc.	9,715	129
Forward Air Corp.	2,759	124
Watts Water Technologies Inc. Class A	2,194	122
* EnPro Industries Inc.	1,617	119
Encore Wire Corp.	2,372	115
Knight Transportation Inc.	4,523	110
UniFirst Corp.	1,110	110
Exponent Inc.	1,489	105
ArcBest Corp.	2,322	99
Heartland Express Inc.	4,578	99
G&K Services Inc. Class A	1,864	97
Lindsay Corp.	1,136	96
Simpson Manufacturing Co. Inc.	2,840	94
* Navigant Consulting Inc.	5,422	91
John Bean Technologies Corp.	2,975	85
Interface Inc. Class A	4,492	82
Brady Corp. Class A	2,988	81
* Roadrunner Transportation Systems Inc.	3,059	80
Albany International Corp.	2,113	79
Aceto Corp.	3,997	70
Comfort Systems USA Inc.	3,946	65
Powell Industries Inc.	882	55
* PGT Inc.	5,893	51
* Lydall Inc.	1,704	47
* Aerovironment Inc.	1,440	46
American Science & Engineering Inc.	497	33
* American Woodmark Corp.	1,179	32
* Vicor Corp.	1,683	12
		8,034
Information Technology (21.2%)
Belden Inc.	8,135	586
MAXIMUS Inc.	12,696	567
* Cognex Corp.	15,438	556
* ARRIS Group Inc.	14,814	491
* Manhattan Associates Inc.	14,301	464
* Synaptics Inc.	6,654	453
* Tyler Technologies Inc.	5,419	423
j2 Global Inc.	8,317	394
* Electronics For Imaging Inc.	8,782	357
* Dealertrack Technologies Inc.	8,107	322

* OpenTable Inc.	4,391	298
Blackbaud Inc.	8,637	296
* ViaSat Inc.	5,003	271
* Microsemi Corp.	10,646	259
* Cardtronics Inc.	8,331	241
* GT Advanced Technologies Inc.	14,194	239
* MicroStrategy Inc. Class A	1,693	239
Methode Electronics Inc.	6,651	207
* iGATE Corp.	5,500	192
Littelfuse Inc.	2,187	192
MTS Systems Corp.	2,861	189
Monotype Imaging Holdings Inc.	7,307	188
* comScore Inc.	6,019	188
NIC Inc.	11,205	186
* LogMeIn Inc.	4,261	181
* Synchronoss Technologies Inc.	5,711	181
* Measurement Specialties Inc.	2,841	181
Power Integrations Inc.	3,456	174
* Virtusa Corp.	4,862	166
* Coherent Inc.	2,605	156
Heartland Payment Systems Inc.	3,712	154
* Blucora Inc.	7,901	150
* Interactive Intelligence Group Inc.	2,954	150
Hittite Microwave Corp.	2,468	145
* Advanced Energy Industries Inc.	7,068	138
* Monolithic Power Systems Inc.	3,493	137
* FARO Technologies Inc.	3,219	137
* Harmonic Inc.	18,457	134
* NetScout Systems Inc.	3,341	130
* Take-Two Interactive Software Inc.	6,277	130
* CalAmp Corp.	6,261	120
* Perficient Inc.	6,352	112
* Cirrus Logic Inc.	4,785	106
CSG Systems International Inc.	3,964	104
* Rogers Corp.	1,636	102
* Bottomline Technologies de Inc.	3,411	98
* Progress Software Corp.	4,249	92
* OSI Systems Inc.	1,579	90
Daktronics Inc.	7,187	89
* Stamps.com Inc.	2,738	89
Tessera Technologies Inc.	3,663	82
* Cabot Microelectronics Corp.	1,869	80
* Sykes Enterprises Inc.	3,789	76
* ExlService Holdings Inc.	2,628	75
CTS Corp.	3,788	66
* Ixia	5,481	64
Badger Meter Inc.	1,269	63
* Newport Corp.	3,137	58
* XO Group Inc.	4,635	53
* Exar Corp.	4,631	50
Forrester Research Inc.	1,300	49
Epiq Systems Inc.	4,060	49
* Ultratech Inc.	1,772	45
* TeleTech Holdings Inc.	1,602	42
* LivePerson Inc.	4,121	39
* Tangoe Inc.	2,616	39
* Digital River Inc.	2,220	35

* DTS Inc.	1,668	30
* Dice Holdings Inc.	4,222	30
* Nanometrics Inc.	1,575	27
* Fabrinet	1,383	26
* Agilysys Inc.	1,550	23
* Ceva Inc.	1,345	21
* Entropic Communications Inc.	5,993	20
* Procera Networks Inc.	1,607	16
* DSP Group Inc.	1,843	16
* Kopin Corp.	3,869	12
* Intevac Inc.	1,593	12
Electro Scientific Industries Inc.	1,483	11
* QuinStreet Inc.	1,808	10
* Higher One Holdings Inc.	2,198	8
		12,471
Materials (5.5%)
US Silica Holdings Inc.	10,019	507
HB Fuller Co.	9,363	448
* KapStone Paper and Packaging Corp.	15,041	437
Balchem Corp.	5,676	313
* Flotek Industries Inc.	8,553	243
* Texas Industries Inc.	1,769	152
* Stillwater Mining Co.	8,288	139
* SunCoke Energy Inc.	6,135	123
* Calgon Carbon Corp.	5,434	117
Globe Specialty Metals Inc.	5,504	110
Schweitzer-Mauduit International Inc.	2,329	97
Quaker Chemical Corp.	1,306	97
* RTI International Metals Inc.	3,542	95
* Headwaters Inc.	7,143	92
American Vanguard Corp.	4,678	71
* AK Steel Holding Corp.	8,953	55
Deltic Timber Corp.	872	53
Myers Industries Inc.	2,162	46
FutureFuel Corp.	2,531	43
		3,238
Telecommunication Services (0.4%)
* 8x8 Inc.	15,306	115
Lumos Networks Corp.	3,352	51
* General Communication Inc. Class A	3,112	35
NTELOS Holdings Corp.	1,070	13
		214
Utilities (0.2%)
American States Water Co.	2,964	90
Total Investments (99.9%) (Cost $58,657)		58,818
Other Assets and Liabilities-Net (0.1%)		65
Net Assets (100%)		58,883
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

S&P Small-Cap 600 Growth Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2014, the cost of investment securities for tax purposes was $58,657,000. Net unrealized appreciation of investment securities for tax purposes was $161,000, consisting of unrealized gains of $3,776,000 on securities that had risen in value since their purchase and $3,615,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 17, 2014
VANGUARD ADMIRAL FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 17, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.